UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Conservative Fund
Class A [PACAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.46%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	7.46	4.68	5.04
Class A (with sales charge)	1.28	3.44	4.42
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSA-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSA-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class C [PACCX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$177	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Dynamic Asset Allocation Conservative Fund returned 6.76%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	6.76	3.90	4.40
Class C (with sales charge)	5.76	3.90	4.40
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSC-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSC-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class P
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class P shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.90%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSP-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class P	7.90	5.08	5.42
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSP-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSP-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class R [PACRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.21%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	7.21	4.41	4.77
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class R5 [PACDX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R5 shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.87%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR5-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R5	7.87	5.00	5.35
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR5-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR5-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class R6 [PCCEX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.78%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.78	5.03	5.39
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR6-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR6-1125

Putnam Dynamic Asset Allocation Conservative Fund
Class Y [PACYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$74	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Dynamic Asset Allocation Conservative Fund returned 7.79%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark†, which returned 2.88% and 7.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	7.79	4.95	5.29
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Putnam Conservative Blended Benchmark†	7.34	4.48	5.70
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$584,337,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,967
Total Management Fee Paid	$2,878,568
Portfolio Turnover Rate	243%
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSY-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $432,816 in September 30, 2024 and $344,200 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $68,435 in September 30, 2024 and $76,978 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $583,796 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 73
Notes to Consolidated Financial Statements 78
Report of Independent Registered Public Accounting Firm 97
Tax Information 98
Changes In and Disagreements with Accountants 99
Results of Meeting(s) of Shareholders 99
Remuneration Paid to Directors, Officers and Others 99
Board Approval of Management and Subadvisory Agreements 99

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.11 $9.44 $9.49 $11.83 $11.22
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.23 0.21 0.16 0.14
Net realized and unrealized gains (losses) ........... 0.55 1.70 0.35 (1.99) 0.87
Total from investment operations .................... 0.78 1.93 0.56 (1.83) 1.01
Less distributions from:
Net investment income .......................... (0.36) (0.26) (0.19) (0.16) (0.16)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.55) (0.26) (0.61) (0.51) (0.40)
Net asset value, end of year ....................... $11.34 $11.11 $9.44 $9.49 $11.83
Total return
c
................................... 7.46% 20.64% 5.97% (16.17)% 9.14%
Ratios to average net assets
Expenses
d
.................................... 0.96%
e
1.00% 1.03% 0.98% 0.97%
Net investment income ........................... 2.10% 2.27% 2.18% 1.51% 1.21%
Supplemental data
Net assets, end of year (000’s) ..................... $353,722 $368,551 $324,689 $354,957 $461,749
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.92 $9.29 $9.34 $11.66 $11.06
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.15 0.14 0.08 0.05
Net realized and unrealized gains (losses) ........... 0.56 1.66 0.35 (1.97) 0.86
Total from investment operations .................... 0.70 1.81 0.49 (1.89) 0.91
Less distributions from:
Net investment income .......................... (0.30) (0.18) (0.12) (0.08) (0.07)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.49) (0.18) (0.54) (0.43) (0.31)
Net asset value, end of year ....................... $11.13 $10.92 $9.29 $9.34 $11.66
Total return
c
................................... 6.76% 19.63% 5.27% (16.88)% 8.36%
Ratios to average net assets
Expenses
d
.................................... 1.71%
e
1.75% 1.78% 1.73% 1.72%
Net investment income ........................... 1.35% 1.50% 1.43% 0.76% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $32,979 $41,800 $51,143 $67,579 $99,034
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.16 $9.49 $9.52 $11.88 $11.26
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.28 0.22 0.21 0.19
Net realized and unrealized gains (losses) ........... 0.56 1.68 0.40 (2.02) 0.87
Total from investment operations .................... 0.83 1.96 0.62 (1.81) 1.06
Less distributions from:
Net investment income .......................... (0.39) (0.29) (0.23) (0.20) (0.20)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.58) (0.29) (0.65) (0.55) (0.44)
Net asset value, end of year ....................... $11.41 $11.16 $9.49 $9.52 $11.88
Total return .................................... 7.90% 20.98% 6.55% (15.95)% 9.61%
Ratios to average net assets
Expenses
c
..................................... 0.60%
d
0.63% 0.64% 0.60% 0.59%
Net investment income ........................... 2.46% 2.68% 2.31% 1.92% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $23,903 $16,755 $8,748 $169,945 $180,544
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.52 $9.79 $9.81 $12.21 $11.57
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.21 0.19 0.14 0.12
Net realized and unrealized gains (losses) ........... 0.58 1.75 0.38 (2.06) 0.89
Total from investment operations .................... 0.79 1.96 0.57 (1.92) 1.01
Less distributions from:
Net investment income .......................... (0.34) (0.23) (0.17) (0.13) (0.13)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.53) (0.23) (0.59) (0.48) (0.37)
Net asset value, end of year ....................... $11.78 $11.52 $9.79 $9.81 $12.21
Total return .................................... 7.21% 20.20% 5.80% (16.39)% 8.82%
Ratios to average net assets
Expenses
c
..................................... 1.21%
d
1.25% 1.28% 1.23% 1.22%
Net investment income ........................... 1.85% 2.01% 1.93% 1.23% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $4,866 $4,208 $4,172 $5,032 $8,115
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.18 $9.50 $9.53 $11.88 $11.26
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.26 0.22 0.20 0.17
Net realized and unrealized gains (losses) ........... 0.57 1.70 0.38 (2.01) 0.88
Total from investment operations .................... 0.83 1.96 0.60 (1.81) 1.05
Less distributions from:
Net investment income .......................... (0.38) (0.28) (0.21) (0.19) (0.19)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.57) (0.28) (0.63) (0.54) (0.43)
Net asset value, end of year ....................... $11.44 $11.18 $9.50 $9.53 $11.88
Total return .................................... 7.87% 20.92% 6.32% (15.97)% 9.49%
Ratios to average net assets
Expenses
c
..................................... 0.70%
d
0.74% 0.75% 0.71% 0.70%
Net investment income ........................... 2.29% 2.49% 2.26% 1.80% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $2 $5 $15 $3,726 $4,959
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $9.50 $9.54 $11.89 $11.27
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.27 0.25 0.20 0.18
Net realized and unrealized gains (losses) ........... 0.56 1.69 0.36 (2.01) 0.88
Total from investment operations .................... 0.82 1.96 0.61 (1.81) 1.06
Less distributions from:
Net investment income .......................... (0.39) (0.29) (0.23) (0.19) (0.20)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.58) (0.29) (0.65) (0.54) (0.44)
Net asset value, end of year ....................... $11.41 $11.17 $9.50 $9.54 $11.89
Total return .................................... 7.78% 20.93% 6.43% (15.89)% 9.54%
Ratios to average net assets
Expenses
c
..................................... 0.64%
d
0.67% 0.68% 0.64% 0.63%
Net investment income ........................... 2.42% 2.60% 2.53% 1.85% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $63,906 $67,809 $62,971 $77,067 $112,853
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $9.50 $9.54 $11.89 $11.27
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.26 0.24 0.19 0.17
Net realized and unrealized gains (losses) ........... 0.56 1.69 0.36 (2.01) 0.88
Total from investment operations .................... 0.82 1.95 0.60 (1.82) 1.05
Less distributions from:
Net investment income .......................... (0.38) (0.28) (0.22) (0.18) (0.19)
Net realized gains ............................. (0.19) — (0.42) (0.35) (0.24)
Total distributions ............................... (0.57) (0.28) (0.64) (0.53) (0.43)
Net asset value, end of year ....................... $11.42 $11.17 $9.50 $9.54 $11.89
Total return .................................... 7.79% 20.80% 6.31% (15.98)% 9.45%
Ratios to average net assets
Expenses
c
..................................... 0.71%
d
0.75% 0.78% 0.73% 0.72%
Net investment income ........................... 2.35% 2.52% 2.43% 1.75% 1.46%
Supplemental data
Net assets, end of year (000’s) ..................... $104,958 $85,693 $72,630 $132,583 $219,011
Portfolio turnover rate ............................ 243% 372% 456% 361% 380%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments, September 30, 2025
Putnam Dynamic Asset Allocation Conservative Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.8%
Aerospace & Defense 1.8%
a
AeroVironment, Inc. ................................. United States 88 $ 27,710
Airbus SE ......................................... France 5,287 1,234,652
a
Astronics Corp. ..................................... United States 691 31,517
a
Axon Enterprise, Inc. ................................. United States 84 60,282
a
Boeing Co. (The) ................................... United States 626 135,110
Curtiss-Wright Corp. ................................. United States 275 149,308
General Dynamics Corp. .............................. United States 929 316,789
General Electric Co. ................................. United States 4,333 1,303,453
Leonardo DRS, Inc. ................................. United States 3,217 146,052
Lockheed Martin Corp. ............................... United States 4,013 2,003,330
Moog, Inc., A ....................................... United States 58 12,045
Northrop Grumman Corp. ............................. United States 1,785 1,087,636
RTX Corp. ........................................ United States 8,129 1,360,226
Thales SA ......................................... France 2,746 868,050
TransDigm Group, Inc. ............................... United States 331 436,265
a
V2X, Inc. .......................................... United States 451 26,199
9,198,624
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 1,103 135,217
FedEx Corp. ....................................... United States 4,204 991,345
Hub Group, Inc., A ................................... United States 815 28,069
United Parcel Service, Inc., B .......................... United States 1,651 137,908
1,292,539
Automobile Components 0.1%
a
Adient plc ......................................... United States 1,238 29,811
Aisin Corp. ........................................ Japan 15,800 272,868
a
American Axle & Manufacturing Holdings, Inc. .............. United States 6,591 39,612
BorgWarner, Inc. .................................... United States 3,186 140,057
Dana, Inc. ......................................... United States 3,428 68,697
a
Dorman Products, Inc. ............................... United States 82 12,782
a
Gentherm, Inc. ..................................... United States 363 12,364
Visteon Corp. ...................................... United States 588 70,478
646,669
Automobiles 1.4%
General Motors Co. .................................. United States 21,119 1,287,625
Stellantis NV ....................................... United States 7,037 65,314
Subaru Corp. ...................................... Japan 6,300 128,390
a
Tesla, Inc. ......................................... United States 14,946 6,646,785
Toyota Motor Corp. .................................. Japan 4,200 80,667
8,208,781
Banks 3.1%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 77,615 460,741
AIB Group plc ...................................... Ireland 19,638 179,035
Amalgamated Financial Corp. .......................... United States 813 22,073
Ameris Bancorp .................................... United States 171 12,536
Associated Banc-Corp. ............................... United States 489 12,572
a
Axos Financial, Inc. .................................. United States 832 70,429
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 16,371 315,463
Banco de Sabadell SA ............................... Spain 22,692 88,572
Banco Santander SA ................................. Spain 68,433 718,158
Bank Hapoalim BM .................................. Israel 13,298 270,311
Bank Leumi Le-Israel BM ............................. Israel 20,845 410,701
Bank of America Corp. ............................... United States 38,210 1,971,254

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of NT Butterfield & Son Ltd. (The) ................... United States 651 $ 27,941
Banner Corp. ...................................... United States 181 11,855
Barclays plc ....................................... United Kingdom 89,360 459,786
Beacon Financial Corp. ............................... United States 590 13,989
BNP Paribas SA .................................... France 6,219 568,807
BOC Hong Kong Holdings Ltd. ......................... China 10,000 46,848
Cathay General Bancorp .............................. United States 1,371 65,822
Central Pacific Financial Corp. ......................... United States 736 22,330
Citigroup, Inc. ...................................... United States 45,390 4,607,085
Citizens Financial Group, Inc. .......................... United States 2,688 142,894
Commonwealth Bank of Australia ....................... Australia 170 18,774
Credit Agricole SA ................................... France 4,822 95,023
a
Customers Bancorp, Inc. .............................. United States 951 62,167
Enterprise Financial Services Corp. ...................... United States 643 37,281
Erste Group Bank AG ................................ Austria 3,269 321,351
FB Financial Corp. .................................. United States 211 11,761
Financial Institutions, Inc. ............................. United States 415 11,288
First Bancorp ...................................... United States 3,207 70,714
First Financial Corp. ................................. United States 230 12,981
First Horizon Corp. .................................. United States 6,098 137,876
First Merchants Corp. ................................ United States 153 5,768
Hancock Whitney Corp. ............................... United States 1,217 76,196
Hanmi Financial Corp. ................................ United States 787 19,431
Heritage Commerce Corp. ............................. United States 1,153 11,449
Hilltop Holdings, Inc. ................................. United States 1,394 46,587
Hope Bancorp, Inc. .................................. United States 1,668 17,964
Horizon Bancorp, Inc. ................................ United States 740 11,847
HSBC Holdings plc .................................. United Kingdom 54,718 772,242
Independent Bank Corp. .............................. United States 370 11,461
Intesa Sanpaolo SpA ................................. Italy 40,445 267,712
JPMorgan Chase & Co. ............................... United States 3,207 1,011,584
Lloyds Banking Group plc ............................. United Kingdom 436,919 494,411
Mercantile Bank Corp. ................................ United States 246 11,070
Metropolitan Bank Holding Corp. ........................ United States 176 13,168
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 63,600 1,025,956
National Bank Holdings Corp., A ........................ United States 327 12,635
National Bank of Greece SA ........................... Greece 27,926 406,643
NatWest Group plc .................................. United Kingdom 52,365 369,872
Northrim BanCorp, Inc. ............................... United States 588 12,736
Northwest Bancshares, Inc. ............................ United States 993 12,303
OceanFirst Financial Corp. ............................ United States 936 16,446
OFG Bancorp ...................................... United States 887 38,576
Origin Bancorp, Inc. ................................. United States 341 11,771
Pathward Financial, Inc. .............................. United States 693 51,289
PNC Financial Services Group, Inc. (The) ................. United States 5,340 1,072,966
Popular, Inc. ....................................... United States 1,129 143,394
Preferred Bank ..................................... United States 352 31,817
Shore Bancshares, Inc. ............................... United States 494 8,107
Simmons First National Corp., A ........................ United States 1,546 29,637
Sumitomo Mitsui Financial Group, Inc. .................... Japan 16,000 450,126
a
Third Coast Bancshares, Inc. .......................... United States 330 12,530
Towne Bank ....................................... United States 349 12,065
Trustmark Corp. .................................... United States 1,178 46,649
UniCredit SpA ...................................... Italy 6,148 467,833
Univest Financial Corp. ............................... United States 481 14,440
US Bancorp ....................................... United States 2,834 136,967
Valley National Bancorp .............................. United States 1,129 11,967
Veritex Holdings, Inc. ................................ United States 1,679 56,297

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Webster Financial Corp. .............................. United States 2,280 $ 135,523
Wells Fargo & Co. ................................... United States 2,120 177,698
Westamerica BanCorp ............................... United States 255 12,747
WSFS Financial Corp. ................................ United States 221 11,919
Zions Bancorp NA ................................... United States 2,385 134,943
18,975,160
Beverages 0.5%
a
Boston Beer Co., Inc. (The), A .......................... United States 615 130,023
Carlsberg A/S, B .................................... Denmark 406 47,258
Coca-Cola Co. (The) ................................. United States 23,660 1,569,131
Coca-Cola Consolidated, Inc. .......................... United States 1,174 137,546
Coca-Cola Europacific Partners plc ...................... United Kingdom 3,678 332,528
Coca-Cola HBC AG ................................. Italy 4,264 201,170
Keurig Dr Pepper, Inc. ................................ United States 5,114 130,458
a
Monster Beverage Corp. .............................. United States 2,432 163,698
PepsiCo, Inc. ...................................... United States 992 139,316
2,851,128
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 9,677 2,240,613
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,952 62,996
a
ADMA Biologics, Inc. ................................. United States 754 11,054
a
Akero Therapeutics, Inc. .............................. United States 1,346 63,908
a
Alkermes plc ....................................... United States 2,559 76,770
a
Alnylam Pharmaceuticals, Inc. .......................... United States 306 139,536
Amgen, Inc. ....................................... United States 503 141,947
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 976 17,988
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 433 14,934
a
BioCryst Pharmaceuticals, Inc. ......................... United States 7,564 57,411
a
CareDx, Inc. ....................................... United States 837 12,170
a
Catalyst Pharmaceuticals, Inc. ......................... United States 717 14,125
a
Exelixis, Inc. ....................................... United States 14,866 613,966
a
Genmab A/S ....................................... Denmark 571 176,181
a
Incyte Corp. ....................................... United States 9,887 838,516
a
Inhibrx Biosciences, Inc. .............................. United States 492 16,571
a
Keros Therapeutics, Inc. .............................. United States 1,702 26,926
a
Kura Oncology, Inc. .................................. United States 4,983 44,100
a
MiMedx Group, Inc. .................................. United States 1,702 11,880
a
Mineralys Therapeutics, Inc. ........................... United States 822 31,170
a
Natera, Inc. ........................................ United States 827 133,122
a
Neurocrine Biosciences, Inc. ........................... United States 5,416 760,298
a
Precigen, Inc. ...................................... United States 16,759 55,137
a
Protagonist Therapeutics, Inc. .......................... United States 1,149 76,328
a
Prothena Corp. plc .................................. Ireland 1,743 17,012
a
PTC Therapeutics, Inc. ............................... United States 1,170 71,803
a
Puma Biotechnology, Inc. ............................. United States 2,593 13,769
Regeneron Pharmaceuticals, Inc. ....................... United States 1,908 1,072,811
a
Relay Therapeutics, Inc. .............................. United States 8,490 44,318
a
Replimune Group, Inc. ............................... United States 2,289 9,591
a
Rhythm Pharmaceuticals, Inc. .......................... United States 803 81,095
a
Rigel Pharmaceuticals, Inc. ............................ United States 321 9,094
a
Scholar Rock Holding Corp. ........................... United States 360 13,406
a
Stoke Therapeutics, Inc. .............................. United States 1,944 45,684
a
Tango Therapeutics, Inc. .............................. United States 1,691 14,204
a
Travere Therapeutics, Inc. ............................. United States 700 16,730
a
Vertex Pharmaceuticals, Inc. ........................... United States 365 142,949
a
Vir Biotechnology, Inc. ................................ United States 5,909 33,740

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Zymeworks, Inc. .................................... United States 850 $ 14,518
7,238,371
Broadline Retail 2.3%
Alibaba Group Holding Ltd. ............................ China 12,400 277,315
a
Amazon.com, Inc. ................................... United States 49,970 10,971,913
eBay, Inc. ......................................... United States 1,789 162,710
a
Etsy, Inc. .......................................... United States 2,362 156,813
Next plc .......................................... United Kingdom 497 82,852
Prosus NV ........................................ China 8,191 579,227
Ryohin Keikaku Co. Ltd. .............................. Japan 8,200 163,157
12,393,987
Building Products 0.4%
Allegion plc ........................................ United States 817 144,895
Apogee Enterprises, Inc. .............................. United States 648 28,233
Cie de Saint-Gobain SA .............................. France 7,557 818,813
a
Gibraltar Industries, Inc. .............................. United States 192 12,058
Johnson Controls International plc ....................... United States 9,064 996,587
Owens Corning ..................................... United States 952 134,670
a
Resideo Technologies, Inc. ............................ United States 782 33,767
Trane Technologies plc ............................... United States 1,671 705,095
UFP Industries, Inc. .................................. United States 635 59,366
2,933,484
Capital Markets 2.5%
3i Group plc ....................................... United Kingdom 7,553 416,344
Allfunds Group plc ................................... United Kingdom 17,767 132,616
Ameriprise Financial, Inc. ............................. United States 265 130,181
Bank of New York Mellon Corp. (The) .................... United States 1,383 150,692
BlackRock, Inc. ..................................... United States 650 757,815
Charles Schwab Corp. (The) ........................... United States 13,376 1,277,007
CME Group, Inc. .................................... United States 3,729 1,007,539
Deutsche Bank AG .................................. Germany 13,604 481,796
Deutsche Boerse AG ................................. Germany 2,046 547,901
b
Euronext NV, 144A, Reg S ............................ Netherlands 4,041 604,984
Goldman Sachs Group, Inc. (The) ....................... United States 4,030 3,209,290
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 1,300 73,802
Intercontinental Exchange, Inc. ......................... United States 800 134,784
London Stock Exchange Group plc ...................... United Kingdom 1,870 214,457
Morgan Stanley ..................................... United States 964 153,237
Nasdaq, Inc. ....................................... United States 6,239 551,840
Northern Trust Corp. ................................. United States 1,034 139,176
a
Robinhood Markets, Inc., A ............................ United States 606 86,767
S&P Global, Inc. .................................... United States 775 377,200
SBI Holdings, Inc. ................................... Japan 8,300 361,361
State Street Corp. ................................... United States 15,791 1,831,914
a
StoneX Group, Inc. .................................. United States 727 73,369
UBS Group AG ..................................... Switzerland 5,640 231,880
Virtu Financial, Inc., A ................................ United States 3,668 130,214
Virtus Investment Partners, Inc. ......................... United States 185 35,156
13,111,322
Chemicals 1.2%
Air Liquide SA ...................................... France 1,217 253,570
Air Water, Inc. ...................................... Japan 7,100 121,960
Akzo Nobel NV ..................................... Netherlands 3,755 267,986
Avient Corp. ....................................... United States 515 16,969

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Axalta Coating Systems Ltd. ........................... United States 4,468 $ 127,874
Balchem Corp. ..................................... United States 76 11,405
Cabot Corp. ....................................... United States 146 11,103
CF Industries Holdings, Inc. ........................... United States 8,619 773,124
Corteva, Inc. ....................................... United States 13,999 946,752
DuPont de Nemours, Inc. ............................. United States 8,104 631,302
Eastman Chemical Co. ............................... United States 4,075 256,929
Ecolab, Inc. ........................................ United States 467 127,893
a
Ingevity Corp. ...................................... United States 228 12,583
Innospec, Inc. ...................................... United States 351 27,083
a
Intrepid Potash, Inc. ................................. United States 398 12,171
Linde plc .......................................... United States 1,377 654,075
Mativ Holdings, Inc. .................................. United States 1,080 12,215
Minerals Technologies, Inc. ............................ United States 809 50,255
Mosaic Co. (The) ................................... United States 4,175 144,789
NewMarket Corp. ................................... United States 398 329,628
NOF Corp. ........................................ Japan 14,300 249,515
a
Perimeter Solutions, Inc. .............................. United States 3,264 73,081
PPG Industries, Inc. ................................. United States 4,524 475,518
a
Rayonier Advanced Materials, Inc. ....................... United States 2,597 18,750
Sherwin-Williams Co. (The) ............................ United States 1,721 595,913
Shin-Etsu Chemical Co. Ltd. ........................... Japan 12,000 392,922
6,595,365
Commercial Services & Supplies 0.2%
Brink's Co. (The) .................................... United States 617 72,103
a
Cimpress plc ....................................... Ireland 231 14,562
a
Copart, Inc. ........................................ United States 9,258 416,332
a
CoreCivic, Inc. ..................................... United States 929 18,905
a
GEO Group, Inc. (The) ............................... United States 520 10,655
HNI Corp. ......................................... United States 263 12,322
Interface, Inc., A .................................... United States 1,461 42,281
a
OPENLANE, Inc. ................................... United States 440 12,663
Republic Services, Inc., A ............................. United States 609 139,753
Steelcase, Inc., A ................................... United States 1,009 17,355
TOPPAN Holdings, Inc. ............................... Japan 7,200 184,479
UniFirst Corp. ...................................... United States 73 12,205
Veralto Corp. ....................................... United States 1,297 138,273
Waste Connections, Inc. .............................. United States 2,426 426,491
Waste Management, Inc. .............................. United States 639 141,110
1,659,489
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 8,070 1,175,880
a
Calix, Inc. ......................................... United States 765 46,948
a
Ciena Corp. ....................................... United States 1,061 154,556
Cisco Systems, Inc. ................................. United States 22,649 1,549,645
a
CommScope Holding Co., Inc. ......................... United States 1,210 18,731
a
Extreme Networks, Inc. ............................... United States 3,231 66,720
a
F5, Inc. ........................................... United States 435 140,588
Motorola Solutions, Inc. ............................... United States 296 135,358
a
NETGEAR, Inc. ..................................... United States 2,046 66,270
a
NetScout Systems, Inc. ............................... United States 523 13,509
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 21,841 180,975
Ubiquiti, Inc. ....................................... United States 231 152,594
a
Viavi Solutions, Inc. .................................. United States 1,073 13,616
3,715,390

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 483 $ 38,716
Argan, Inc. ........................................ United States 292 78,855
Primoris Services Corp. ............................... United States 727 99,839
a
Sterling Infrastructure, Inc. ............................ United States 309 104,961
a
Tutor Perini Corp. ................................... United States 1,134 74,379
Vinci SA .......................................... France 6,235 866,490
1,263,240
Construction Materials 0.5%
Buzzi SpA ......................................... United States 2,238 123,325
CRH plc, (GBP Traded) ............................... United States 4,832 582,974
CRH plc, (USD Traded) ............................... United States 8,402 1,007,400
Heidelberg Materials AG .............................. Germany 643 145,347
Holcim AG ........................................ United States 4,540 387,374
Vulcan Materials Co. ................................. United States 2,247 691,222
2,937,642
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 3,299 129,321
American Express Co. ............................... United States 429 142,497
Bread Financial Holdings, Inc. .......................... United States 1,134 63,243
Capital One Financial Corp. ........................... United States 9,442 2,007,180
a
Enova International, Inc. .............................. United States 568 65,371
a
LendingClub Corp. .................................. United States 3,962 60,183
PROG Holdings, Inc. ................................. United States 1,250 40,450
SLM Corp. ........................................ United States 4,951 137,044
Synchrony Financial ................................. United States 1,849 131,371
2,776,660
Consumer Staples Distribution & Retail 1.0%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 4,694 437,716
Coles Group Ltd. .................................... Australia 1,390 21,396
Costco Wholesale Corp. .............................. United States 143 132,365
Dollar General Corp. ................................. United States 1,334 137,869
a
Dollar Tree, Inc. .................................... United States 1,429 134,855
Koninklijke Ahold Delhaize NV .......................... Netherlands 7,870 318,455
a
Maplebear, Inc. ..................................... United States 3,003 110,390
Marks & Spencer Group plc ........................... United Kingdom 3,447 16,911
Target Corp. ....................................... United States 5,316 476,845
Tesco plc ......................................... United Kingdom 75,499 452,518
a
United Natural Foods, Inc. ............................. United States 473 17,794
Walmart, Inc. ...................................... United States 32,312 3,330,075
5,587,189
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 5,908 297,881
Crown Holdings, Inc. ................................. United States 1,445 139,573
a
O-I Glass, Inc. ...................................... United States 907 11,764
Packaging Corp. of America ........................... United States 648 141,219
590,437
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... Hong Kong 385 10,934
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 15,856 138,106
a
Coursera, Inc. ...................................... United States 6,336 74,195
a
Duolingo, Inc., A .................................... United States 452 145,472

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
a
Frontdoor, Inc. ..................................... United States 1,191 $ 80,142
a
Laureate Education, Inc. .............................. United States 2,555 80,585
a
Udemy, Inc. ........................................ United States 1,769 12,401
530,901
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 1,115 20,282
Broadstone Net Lease, Inc. ............................ United States 732 13,081
WP Carey, Inc. ..................................... United States 2,038 137,708
171,071
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................... United States 28,256 797,949
a
Bandwidth, Inc., A ................................... United States 1,054 17,570
Deutsche Telekom AG ................................ Germany 3,974 135,392
IDT Corp., B ....................................... United States 491 25,684
a
Lumen Technologies, Inc. ............................. United States 14,348 87,810
Telstra Group Ltd. ................................... Australia 67,600 215,517
Verizon Communications, Inc. .......................... United States 3,026 132,993
1,412,915
Electric Utilities 1.2%
ALLETE, Inc. ...................................... United States 238 15,803
American Electric Power Co., Inc. ....................... United States 1,201 135,112
Constellation Energy Corp. ............................ United States 1,252 411,996
Duke Energy Corp. .................................. United States 1,142 141,322
Edison International ................................. United States 19,616 1,084,372
Enel SpA ......................................... Italy 49,229 466,521
Exelon Corp. ....................................... United States 3,212 144,572
Iberdrola SA ....................................... Spain 64,843 1,227,435
NextEra Energy, Inc. ................................. United States 15,603 1,177,870
NRG Energy, Inc. ................................... United States 8,786 1,422,893
a
Oklo, Inc., A ....................................... United States 306 34,159
Otter Tail Corp. ..................................... United States 79 6,476
PG&E Corp. ....................................... United States 8,902 134,242
Portland General Electric Co. .......................... United States 409 17,996
PPL Corp. ......................................... United States 17,708 658,029
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 37,400 175,188
TXNM Energy, Inc. .................................. United States 206 11,649
7,265,635
Electrical Equipment 1.0%
ABB Ltd. .......................................... Switzerland 8,387 606,911
Allient, Inc. ........................................ United States 549 24,568
AMETEK, Inc. ...................................... United States 796 149,648
a
Bloom Energy Corp., A ............................... United States 179 15,138
Eaton Corp. plc ..................................... United States 367 137,350
EnerSys .......................................... United States 644 72,746
GE Vernova, Inc. .................................... United States 3,739 2,299,111
a
Generac Holdings, Inc. ............................... United States 755 126,387
Mitsubishi Electric Corp. .............................. Japan 18,100 464,876
a
NANO Nuclear Energy, Inc. ............................ United States 1,119 43,149
a
NEXTracker, Inc., A .................................. United States 700 51,793
a
NuScale Power Corp., A .............................. United States 510 18,360
Powell Industries, Inc. ................................ United States 42 12,802
a
Power Solutions International, Inc. ....................... United States 645 63,352
Prysmian SpA ...................................... Italy 4,711 468,846
Rockwell Automation, Inc. ............................. United States 394 137,715

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Schneider Electric SE ................................ United States 2,025 $ 569,981
a
Siemens Energy AG ................................. Germany 429 50,442
Vertiv Holdings Co., A ................................ United States 3,306 498,743
a
Vicor Corp. ........................................ United States 237 11,784
5,823,702
Electronic Equipment, Instruments & Components 0.0%
†
a
Aeva Technologies, Inc. .............................. United States 1,002 14,529
a
Arlo Technologies, Inc. ............................... United States 2,266 38,409
a
Itron, Inc. ......................................... United States 588 73,241
Jabil, Inc. ......................................... United States 650 141,160
a
Keysight Technologies, Inc. ............................ United States 810 141,685
a
nLight, Inc. ........................................ United States 765 22,667
a
Ouster, Inc. ........................................ United States 1,204 32,568
a
Plexus Corp. ....................................... United States 86 12,443
a
Sanmina Corp. ..................................... United States 146 16,806
a
ScanSource, Inc. ................................... United States 284 12,493
a
TTM Technologies, Inc. ............................... United States 1,625 93,600
a
Zebra Technologies Corp., A ........................... United States 421 125,104
724,705
Energy Equipment & Services 0.2%
Halliburton Co. ..................................... United States 6,423 158,006
Kodiak Gas Services, Inc. ............................. United States 345 12,755
Liberty Energy, Inc., A ................................ United States 1,079 13,315
a
National Energy Services Reunited Corp. ................. United States 1,599 16,406
a
Oceaneering International, Inc. ......................... United States 2,226 55,160
a
Oil States International, Inc. ........................... United States 2,647 16,041
TechnipFMC plc .................................... United Kingdom 19,002 749,629
1,021,312
Entertainment 1.4%
Cinemark Holdings, Inc. .............................. United States 826 23,145
a
Live Nation Entertainment, Inc. ......................... United States 2,350 383,990
a
Netflix, Inc. ........................................ United States 3,709 4,446,794
Nexon Co. Ltd. ..................................... Japan 5,900 129,479
Nintendo Co. Ltd. ................................... Japan 6,300 545,071
a
ROBLOX Corp., A ................................... United States 6,224 862,148
a
Spotify Technology SA ................................ United States 1,050 732,900
Universal Music Group NV ............................ Netherlands 12,491 360,958
7,484,485
Financial Services 1.8%
Apollo Global Management, Inc. ........................ United States 5,470 728,987
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 445 20,457
a
Berkshire Hathaway, Inc., B ............................ United States 846 425,318
Compass Diversified Holdings .......................... United States 2,149 14,226
Corebridge Financial, Inc. ............................. United States 4,009 128,488
Equitable Holdings, Inc. ............................... United States 15,256 774,700
Essent Group Ltd. ................................... United States 213 13,538
EXOR NV ......................................... Netherlands 1,781 174,317
a
Fiserv, Inc. ........................................ United States 1,002 129,188
Investor AB, B ...................................... Sweden 14,265 446,556
Jackson Financial, Inc., A ............................. United States 919 93,030
Mastercard, Inc., A .................................. United States 8,297 4,719,417
MGIC Investment Corp. ............................... United States 4,915 139,439
a
NMI Holdings, Inc., A ................................. United States 1,056 40,487
Pagseguro Digital Ltd., A .............................. Brazil 6,829 68,290

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Payoneer Global, Inc. ................................ United States 1,897 $ 11,477
a
PayPal Holdings, Inc. ................................ United States 19,101 1,280,913
a
Paysafe Ltd. ....................................... United States 845 10,917
PennyMac Financial Services, Inc. ...................... United States 300 37,164
a
StoneCo Ltd., A ..................................... Brazil 728 13,766
Visa, Inc., A ........................................ United States 4,076 1,391,465
10,662,140
Food Products 0.2%
Ajinomoto Co., Inc. .................................. Japan 3,600 103,209
Archer-Daniels-Midland Co. ........................... United States 2,309 137,940
Associated British Foods plc ........................... United Kingdom 10,522 290,737
Calavo Growers, Inc. ................................. United States 429 11,042
Cal-Maine Foods, Inc. ................................ United States 758 71,328
Dole plc .......................................... United States 2,986 40,132
Fresh Del Monte Produce, Inc. ......................... United States 976 33,887
Ingredion, Inc. ...................................... United States 1,058 129,192
Mondelez International, Inc., A .......................... United States 2,160 134,935
Nestle SA ......................................... United States 1,181 108,457
Nissin Foods Holdings Co. Ltd. ......................... Japan 2,300 43,322
a
Seneca Foods Corp., A ............................... United States 115 12,413
a
Simply Good Foods Co. (The) .......................... United States 232 5,758
Smithfield Foods, Inc. ................................ United States 5,700 133,836
Tyson Foods, Inc., A ................................. United States 2,526 137,162
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 355,000 384,448
1,777,798
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 1,531 141,418
New Jersey Resources Corp. .......................... United States 1,342 64,617
Northwest Natural Holding Co. ......................... United States 303 13,614
Spire, Inc. ......................................... United States 164 13,369
Tokyo Gas Co. Ltd. .................................. Japan 4,900 174,237
407,255
Ground Transportation 0.6%
Canadian National Railway Co. ......................... Canada 2,284 215,386
Canadian Pacific Kansas City Ltd. ....................... Canada 7,648 569,699
CSX Corp. ........................................ United States 4,043 143,567
JB Hunt Transport Services, Inc. ........................ United States 958 128,535
a
Lyft, Inc., A ........................................ United States 7,480 164,635
Norfolk Southern Corp. ............................... United States 507 152,308
a
Uber Technologies, Inc. ............................... United States 1,453 142,350
Union Pacific Corp. .................................. United States 6,933 1,638,753
3,155,233
Health Care Equipment & Supplies 1.0%
Abbott Laboratories .................................. United States 995 133,270
a
AtriCure, Inc. ....................................... United States 331 11,668
a
Avanos Medical, Inc. ................................. United States 983 11,363
a
Axogen, Inc. ....................................... United States 1,307 23,317
Becton Dickinson & Co. ............................... United States 4,407 824,858
BioMerieux ........................................ France 609 81,739
a
Boston Scientific Corp. ............................... United States 5,604 547,119
a
Dexcom, Inc. ....................................... United States 1,827 122,939
a
Edwards Lifesciences Corp. ........................... United States 1,705 132,598
a
Glaukos Corp. ...................................... United States 424 34,577
a
Hologic, Inc. ....................................... United States 2,221 149,895

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Hoya Corp. ........................................ Japan 8,300 $ 1,147,644
a
IDEXX Laboratories, Inc. .............................. United States 738 471,501
a
Insulet Corp. ....................................... United States 417 128,740
a
Intuitive Surgical, Inc. ................................ United States 1,538 687,840
a
Lantheus Holdings, Inc. ............................... United States 963 49,392
a
LivaNova plc ....................................... United States 801 41,956
Medtronic plc ...................................... United States 5,556 529,153
a
Novocure Ltd. ...................................... United States 5,080 65,634
Olympus Corp. ..................................... Japan 22,000 278,146
a
Surmodics, Inc. ..................................... United States 367 10,970
5,484,319
Health Care Providers & Services 0.5%
Cardinal Health, Inc. ................................. United States 915 143,618
a
Castle Biosciences, Inc. .............................. United States 2,346 53,418
Cencora, Inc. ...................................... United States 469 146,577
Cigna Group (The) .................................. United States 461 132,883
Fresenius SE & Co. KGaA ............................. Germany 598 33,420
a
GeneDx Holdings Corp., A ............................. United States 146 15,730
a
Guardant Health, Inc. ................................ United States 1,597 99,781
a
Hims & Hers Health, Inc. .............................. United States 1,460 82,811
McKesson Corp. .................................... United States 1,962 1,515,723
a
Option Care Health, Inc. .............................. United States 1,078 29,925
Select Medical Holdings Corp. .......................... United States 1,763 22,637
Sonic Healthcare Ltd. ................................ Australia 8,892 125,945
a
Tenet Healthcare Corp. ............................... United States 723 146,798
UnitedHealth Group, Inc. .............................. United States 3,170 1,094,601
Universal Health Services, Inc., B ....................... United States 727 148,628
3,792,495
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 414 17,392
CareTrust REIT, Inc. ................................. United States 2,489 86,319
LTC Properties, Inc. ................................. United States 175 6,450
National Health Investors, Inc. .......................... United States 157 12,481
Omega Healthcare Investors, Inc. ....................... United States 3,344 141,184
Sabra Health Care REIT, Inc. .......................... United States 697 12,992
276,818
Health Care Technology 0.2%
a
Doximity, Inc., A .................................... United States 1,962 143,520
HealthStream, Inc. .................................. United States 470 13,273
a
LifeMD, Inc. ....................................... United States 2,114 14,354
a
Phreesia, Inc. ...................................... United States 1,549 36,432
a
Teladoc Health, Inc. ................................. United States 8,560 66,169
a
Veeva Systems, Inc., A ............................... United States 4,181 1,245,562
a
Waystar Holding Corp. ............................... United States 754 28,592
1,547,902
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 904 10,857
DiamondRock Hospitality Co. .......................... United States 1,469 11,693
Ryman Hospitality Properties, Inc. ....................... United States 589 52,769
Xenia Hotels & Resorts, Inc. ........................... United States 442 6,064
81,383

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.1%
Accor SA ......................................... France 6,466 $ 307,202
a
Airbnb, Inc., A ...................................... United States 1,104 134,048
Aristocrat Leisure Ltd. ................................ Australia 8,493 393,170
Booking Holdings, Inc. ............................... United States 75 404,945
Brightstar Lottery plc ................................. United States 3,621 62,462
a
Brinker International, Inc. ............................. United States 584 73,981
Compass Group plc ................................. United Kingdom 19,530 665,695
a
DoorDash, Inc., A ................................... United States 7,597 2,066,308
FDJ United ........................................ France 661 22,165
Golden Entertainment, Inc. ............................ United States 491 11,578
Hilton Worldwide Holdings, Inc. ......................... United States 5,002 1,297,719
InterContinental Hotels Group plc ....................... United Kingdom 792 95,761
a
Life Time Group Holdings, Inc. ......................... United States 437 12,061
a
MakeMyTrip Ltd. .................................... India 1,192 111,571
Monarch Casino & Resort, Inc. ......................... United States 136 14,394
Red Rock Resorts, Inc., A ............................. United States 250 15,265
Starbucks Corp. .................................... United States 5,396 456,502
6,144,827
Household Durables 0.4%
Garmin Ltd. ........................................ United States 575 141,576
a
Hovnanian Enterprises, Inc., A .......................... United States 120 15,419
KB Home ......................................... United States 200 12,728
a
M/I Homes, Inc. ..................................... United States 435 62,831
PulteGroup, Inc. .................................... United States 10,278 1,358,032
a
Sonos, Inc. ........................................ United States 4,344 68,635
Sony Group Corp. ................................... Japan 20,500 589,307
a
Taylor Morrison Home Corp., A ......................... United States 1,191 78,618
a
Tri Pointe Homes, Inc. ................................ United States 2,017 68,517
2,395,663
Household Products 0.6%
Colgate-Palmolive Co. ............................... United States 19,564 1,563,946
Energizer Holdings, Inc. .............................. United States 519 12,918
Kimberly-Clark Corp. ................................. United States 2,945 366,181
Procter & Gamble Co. (The) ........................... United States 8,014 1,231,351
Reckitt Benckiser Group plc ........................... United Kingdom 2,730 210,216
Unilever Indonesia Tbk. PT ............................ Indonesia 1,258,700 134,443
3,519,055
Independent Power and Renewable Electricity Producers 0.0%
†
RWE AG .......................................... Germany 1,769 78,683
Vistra Corp. ........................................ United States 677 132,638
211,321
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 871 135,162
DCC plc .......................................... United Kingdom 1,213 78,083
Honeywell International, Inc. ........................... United States 4,257 896,098
Jardine Matheson Holdings Ltd. ........................ Hong Kong 3,900 246,118
Sekisui Chemical Co. Ltd. ............................. Japan 5,300 98,668
Siemens AG ....................................... Germany 1,144 308,855
Smiths Group plc ................................... United Kingdom 3,606 114,329
1,877,313
Industrial REITs 0.1%
Prologis, Inc. ....................................... United States 5,304 607,414

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 1.5%
Aflac, Inc. ......................................... United States 1,290 $ 144,093
AIA Group Ltd. ..................................... Hong Kong 96,000 920,061
Allianz SE ......................................... Germany 1,254 527,591
Allstate Corp. (The) .................................. United States 5,176 1,111,028
American International Group, Inc. ...................... United States 10,563 829,618
AXA SA ........................................... France 982 47,092
Axis Capital Holdings Ltd. ............................. United States 1,454 139,293
a
Brighthouse Financial, Inc. ............................ United States 2,844 150,960
Chubb Ltd. ........................................ United States 493 139,149
CNO Financial Group, Inc. ............................ United States 1,600 63,280
Dai-ichi Life Holdings, Inc. ............................. Japan 7,200 56,636
Everest Group Ltd. .................................. United States 405 141,843
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 765 13,885
a
Genworth Financial, Inc., A ............................ United States 8,267 73,576
Globe Life, Inc. ..................................... United States 2,546 364,002
a
Hamilton Insurance Group Ltd., B ....................... United States 2,461 61,033
Hanover Insurance Group, Inc. (The) ..................... United States 395 71,744
a
Heritage Insurance Holdings, Inc. ....................... United States 1,846 46,482
Horace Mann Educators Corp. ......................... United States 720 32,522
MetLife, Inc. ....................................... United States 14,179 1,167,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 436 278,375
Old Republic International Corp. ........................ United States 3,501 148,687
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 1,707 40,577
Primerica, Inc. ...................................... United States 518 143,792
Progressive Corp. (The) .............................. United States 542 133,847
Prudential Financial, Inc. .............................. United States 1,293 134,136
Prudential plc ...................................... Hong Kong 37,600 526,389
QBE Insurance Group Ltd. ............................ Australia 4,300 58,516
Reinsurance Group of America, Inc. ..................... United States 716 137,565
a
SiriusPoint Ltd. ..................................... Sweden 785 14,201
a
Sony Financial Group, Inc. ............................ Japan 20,500 22,734
Talanx AG ......................................... Germany 1,427 190,258
Travelers Cos., Inc. (The) ............................. United States 490 136,818
Unipol Assicurazioni SpA .............................. Italy 1,403 30,161
Universal Insurance Holdings, Inc. ....................... United States 682 17,937
Unum Group ....................................... United States 1,925 149,726
Zurich Insurance Group AG ............................ Switzerland 291 208,002
8,473,533
Interactive Media & Services 3.3%
Alphabet, Inc., A .................................... United States 32,372 7,869,633
Alphabet, Inc., C .................................... United States 9,403 2,290,101
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 5,378 57,132
a
Cargurus, Inc., A .................................... United States 1,710 63,663
a
EverQuote, Inc., A ................................... United States 1,916 43,819
a
fuboTV, Inc. ....................................... United States 13,330 55,319
a
Grindr, Inc. ........................................ Singapore 1,144 17,183
LY Corp. .......................................... Japan 69,300 222,454
Meta Platforms, Inc., A ............................... United States 10,829 7,952,601
a
Reddit, Inc., A ...................................... United States 620 142,594
b
Scout24 SE, 144A, Reg S ............................. Germany 571 71,636
Tencent Holdings Ltd. ................................ China 5,800 494,216
a
ZipRecruiter, Inc., A .................................. United States 2,874 12,128
19,292,479
IT Services 0.5%
Accenture plc, A .................................... Ireland 3,554 876,416
Fujitsu Ltd. ........................................ Japan 1,900 44,571

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
GoDaddy, Inc., A .................................... United States 961 $ 131,494
International Business Machines Corp. ................... United States 551 155,470
NEC Corp. ........................................ Japan 4,200 134,438
a
Shopify, Inc., A ..................................... Canada 2,816 418,486
a
Snowflake, Inc., A ................................... United States 873 196,905
VeriSign, Inc. ...................................... United States 492 137,548
2,095,328
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 4,700 156,376
Hasbro, Inc. ....................................... United States 1,822 138,199
Polaris, Inc. ........................................ United States 1,220 70,919
365,494
Life Sciences Tools & Services 0.3%
a
10X Genomics, Inc., A ................................ United States 4,815 56,287
Lonza Group AG .................................... Switzerland 741 495,461
Thermo Fisher Scientific, Inc. .......................... United States 2,484 1,204,790
1,756,538
Machinery 0.5%
Alamo Group, Inc. ................................... United States 67 12,790
Albany International Corp., A ........................... United States 216 11,513
Allison Transmission Holdings, Inc. ...................... United States 1,522 129,187
Atmus Filtration Technologies, Inc. ...................... United States 1,613 72,730
a
Blue Bird Corp. ..................................... United States 673 38,731
Caterpillar, Inc. ..................................... United States 789 376,471
CNH Industrial NV ................................... United States 6,347 68,865
Cummins, Inc. ...................................... United States 347 146,562
Deere & Co. ....................................... United States 296 135,349
Ebara Corp. ....................................... Japan 10,100 230,225
ESCO Technologies, Inc. .............................. United States 87 18,367
Federal Signal Corp. ................................. United States 121 14,398
Franklin Electric Co., Inc. ............................. United States 132 12,566
GEA Group AG ..................................... Germany 2,541 187,861
Graco, Inc. ........................................ United States 1,600 135,936
Hoshizaki Corp. .................................... Japan 1,100 41,276
Hyster-Yale, Inc. .................................... United States 331 12,201
Ingersoll Rand, Inc. .................................. United States 7,982 659,473
Komatsu Ltd. ...................................... Japan 1,500 52,256
Lincoln Electric Holdings, Inc. .......................... United States 559 131,829
a
Microvast Holdings, Inc. .............................. United States 16,169 62,251
Mueller Water Products, Inc., A ......................... United States 555 14,164
Otis Worldwide Corp. ................................ United States 5,313 485,768
Parker-Hannifin Corp. ................................ United States 197 149,356
Pentair plc ........................................ United States 1,273 140,997
a
Proto Labs, Inc. ..................................... United States 391 19,562
Rational AG ....................................... Germany 59 45,087
REV Group, Inc. .................................... United States 765 43,353
Schindler Holding AG ................................ Switzerland 694 263,912
a
SPX Technologies, Inc. ............................... United States 77 14,382
Tennant Co. ....................................... United States 150 12,159
Watts Water Technologies, Inc., A ....................... United States 322 89,928
Westinghouse Air Brake Technologies Corp. ............... United States 698 139,928
Worthington Enterprises, Inc. .......................... United States 263 14,594
3,984,027

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 965 $ 11,493
Matson, Inc. ....................................... United States 622 61,323
Safe Bulkers, Inc. ................................... Monaco 1,984 8,809
SITC International Holdings Co. Ltd. ..................... China 37,000 142,447
224,072
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 1,329 365,615
Comcast Corp., A ................................... United States 14,461 454,365
Informa plc ........................................ United Kingdom 6,486 80,338
a
Magnite, Inc. ....................................... United States 1,310 28,532
New York Times Co. (The), A ........................... United States 2,424 139,138
a
Nexxen International Ltd. ............................. Israel 1,845 17,066
a
PubMatic, Inc., A .................................... United States 1,510 12,503
1,097,557
Metals & Mining 0.5%
a
Alpha Metallurgical Resources, Inc. ...................... United States 244 40,038
ArcelorMittal SA .................................... Luxembourg 1,986 71,647
BHP Group Ltd., (AUD Traded) ......................... Australia 20,430 570,717
BHP Group Ltd., (GBP Traded) ......................... Australia 1,187 32,884
BlueScope Steel Ltd. ................................. Australia 5,374 80,722
a
Boliden AB ........................................ Sweden 1,004 40,981
a
Coeur Mining, Inc. ................................... United States 933 17,503
Commercial Metals Co. ............................... United States 227 13,003
a
Constellium SE, A ................................... United States 4,499 66,945
Fortescue Ltd. ...................................... Australia 23,260 288,062
Freeport-McMoRan, Inc. .............................. United States 21,688 850,603
Glencore plc ....................................... Australia 128,174 590,322
Hecla Mining Co. ................................... United States 4,265 51,606
Norsk Hydro ASA ................................... Norway 9,194 62,511
Northern Star Resources Ltd. .......................... Australia 3,036 47,408
Rio Tinto plc ....................................... Australia 4,064 267,828
Southern Copper Corp. ............................... Mexico 1,308 158,739
SunCoke Energy, Inc. ................................ United States 1,646 13,431
3,264,950
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
BrightSpire Capital, Inc., A ............................. United States 3,412 18,527
Chimera Investment Corp. ............................. United States 846 11,184
Ladder Capital Corp., A ............................... United States 1,105 12,056
MFA Financial, Inc. .................................. United States 1,129 10,376
Rithm Capital Corp. .................................. United States 10,882 123,946
176,089
Multi-Utilities 0.2%
Avista Corp. ....................................... United States 1,306 49,380
Black Hills Corp. .................................... United States 936 57,648
Consolidated Edison, Inc. ............................. United States 1,428 143,543
DTE Energy Co. .................................... United States 1,018 143,976
E.ON SE .......................................... Germany 14,050 264,638
Engie SA ......................................... France 17,891 384,594
Northwestern Energy Group, Inc. ....................... United States 220 12,894
Public Service Enterprise Group, Inc. .................... United States 1,684 140,547
Sembcorp Industries Ltd. ............................. Singapore 11,500 53,730
1,250,950

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs 0.1%
COPT Defense Properties ............................. United States 389 $ 11,304
Empire State Realty Trust, Inc., A ....................... United States 1,457 11,161
Vornado Realty Trust ................................. United States 14,182 574,796
597,261
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. .............................. United States 7,241 140,765
Berry Corp. ........................................ United States 3,900 14,742
BP plc ............................................ United States 45,105 258,977
California Resources Corp. ............................ United States 213 11,327
Cheniere Energy, Inc. ................................ United States 5,966 1,401,891
Chevron Corp. ..................................... United States 861 133,705
ConocoPhillips ..................................... United States 7,868 744,234
Core Natural Resources, Inc. .......................... United States 233 19,451
Coterra Energy, Inc. ................................. United States 5,558 131,447
Dorian LPG Ltd. .................................... United States 496 14,781
ENEOS Holdings, Inc. ................................ Japan 43,800 277,394
Eni SpA .......................................... Italy 4,087 71,506
Equinor ASA ....................................... Norway 14,189 346,015
Excelerate Energy, Inc., A ............................. United States 484 12,192
Exxon Mobil Corp. ................................... United States 15,085 1,700,834
a
Gulfport Energy Corp. ................................ United States 67 12,126
Inpex Corp. ........................................ Japan 23,900 430,336
International Seaways, Inc. ............................ United States 276 12,718
Kinder Morgan, Inc. .................................. United States 5,049 142,937
Marathon Petroleum Corp. ............................ United States 774 149,181
Murphy Oil Corp. .................................... United States 1,773 50,371
Peabody Energy Corp. ............................... United States 3,546 94,040
Repsol SA ......................................... Spain 5,037 89,569
Scorpio Tankers, Inc. ................................. Monaco 1,155 64,738
Shell plc, (EUR Traded) ............................... United States 32,057 1,149,803
Shell plc, (GBP Traded) ............................... United States 3,432 122,320
Teekay Corp. Ltd. ................................... United States 3,796 31,051
Teekay Tankers Ltd., A ............................... Canada 1,162 58,739
TotalEnergies SE ................................... France 8,979 546,899
Valero Energy Corp. ................................. United States 4,871 829,336
Williams Cos., Inc. (The) .............................. United States 2,307 146,148
World Kinect Corp. .................................. United States 472 12,248
9,221,821
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 1,453 129,085
Sylvamo Corp. ..................................... United States 758 33,519
162,604
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 2,327 132,057
a
Joby Aviation, Inc. ................................... United States 3,341 53,924
Qantas Airways Ltd. ................................. Australia 46,159 333,536
Ryanair Holdings plc ................................. Italy 13,217 386,233
Ryanair Holdings plc, ADR ............................ Italy 4,913 295,861
a
SkyWest, Inc. ...................................... United States 746 75,063
Southwest Airlines Co. ............................... United States 27,293 870,920
a
Sun Country Airlines Holdings, Inc. ...................... United States 1,396 16,487
a
United Airlines Holdings, Inc. ........................... United States 1,308 126,222
2,290,303

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 11,793 $ 697,068
Pharmaceuticals 2.6%
a
Arvinas, Inc. ....................................... United States 6,122 52,159
AstraZeneca plc .................................... United Kingdom 3,923 601,008
AstraZeneca plc, ADR ................................ United Kingdom 10,295 789,832
Bristol-Myers Squibb Co. .............................. United States 22,606 1,019,531
Chugai Pharmaceutical Co. Ltd. ........................ Japan 3,600 159,604
a
Corcept Therapeutics, Inc. ............................ United States 1,847 153,504
Daiichi Sankyo Co. Ltd. ............................... Japan 9,500 213,752
Eli Lilly & Co. ...................................... United States 3,584 2,734,592
Galderma Group AG ................................. Switzerland 1,863 329,379
GSK plc .......................................... United States 7,684 164,991
Ipsen SA .......................................... France 726 97,484
Johnson & Johnson ................................. United States 15,081 2,796,319
a
Maze Therapeutics, Inc. .............................. United States 517 13,406
Merck & Co., Inc. ................................... United States 6,951 583,397
Merck KGaA ....................................... Germany 364 47,227
Novartis AG ....................................... United States 10,125 1,301,856
Novo Nordisk A/S, ADR ............................... Denmark 11,404 632,808
Novo Nordisk A/S, B ................................. Denmark 13,097 729,263
Otsuka Holdings Co. Ltd. ............................. Japan 3,200 170,658
Pfizer, Inc. ......................................... United States 5,834 148,650
Roche Holding AG .................................. United States 2,035 677,622
Sanofi SA ......................................... United States 11,665 1,104,604
a
Supernus Pharmaceuticals, Inc. ........................ United States 1,556 74,361
a
WaVe Life Sciences Ltd. .............................. United States 1,643 12,027
14,608,034
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 6,263 1,838,190
Broadridge Financial Solutions, Inc. ...................... United States 553 131,708
Experian plc ....................................... United States 3,023 151,837
Heidrick & Struggles International, Inc. ................... United States 340 16,922
a
IBEX Holdings Ltd. .................................. United States 507 20,544
Korn Ferry ........................................ United States 533 37,299
a
Legalzoom.com, Inc. ................................. United States 5,649 58,637
Leidos Holdings, Inc. ................................. United States 758 143,232
Maximus, Inc. ...................................... United States 158 14,436
a
Paylocity Holding Corp. ............................... United States 821 130,761
Recruit Holdings Co. Ltd. ............................. Japan 5,600 301,078
a
Upwork, Inc. ....................................... United States 4,016 74,577
Verisk Analytics, Inc., A ............................... United States 504 126,761
3,045,982
Real Estate Management & Development 0.3%
a
Anywhere Real Estate, Inc. ............................ United States 2,961 31,357
a
CBRE Group, Inc., A ................................. United States 5,587 880,288
a
CoStar Group, Inc. .................................. United States 5,466 461,166
a
Cushman & Wakefield plc ............................. United States 4,578 72,882
1,445,693
Residential REITs 0.0%
†
Camden Property Trust ............................... United States 1,265 135,077
Equity LifeStyle Properties, Inc. ......................... United States 2,220 134,754
Equity Residential ................................... United States 2,113 136,774
Invitation Homes, Inc. ................................ United States 4,459 130,782
Mid-America Apartment Communities, Inc. ................ United States 951 132,883

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
NexPoint Residential Trust, Inc. ......................... United States 380 $ 12,244
Sun Communities, Inc. ............................... United States 1,072 138,288
820,802
Retail REITs 0.2%
Brixmor Property Group, Inc. ........................... United States 4,976 137,736
CBL & Associates Properties, Inc. ....................... United States 407 12,446
Curbline Properties Corp. ............................. United States 1,080 24,084
Kite Realty Group Trust ............................... United States 1,293 28,834
Simon Property Group, Inc. ............................ United States 6,880 1,291,170
SITE Centers Corp. .................................. United States 4,793 43,185
Tanger, Inc. ........................................ United States 349 11,810
Urban Edge Properties ............................... United States 2,862 58,585
1,607,850
Semiconductors & Semiconductor Equipment 6.4%
a
Ambarella, Inc. ..................................... United States 909 75,011
Applied Materials, Inc. ................................ United States 830 169,934
ASML Holding NV ................................... Netherlands 1,846 1,800,195
a
Astera Labs, Inc. .................................... United States 851 166,626
Broadcom, Inc. ..................................... United States 19,764 6,520,341
a
CEVA, Inc. ........................................ United States 233 6,154
a
Cirrus Logic, Inc. .................................... United States 1,193 149,471
a
Credo Technology Group Holding Ltd. .................... United States 997 145,173
a
Impinj, Inc. ........................................ United States 426 76,999
KLA Corp. ......................................... United States 148 159,633
Lam Research Corp. ................................. United States 3,281 439,326
Marvell Technology, Inc. .............................. United States 5,983 502,991
a
MaxLinear, Inc., A ................................... United States 884 14,215
NVIDIA Corp. ...................................... United States 114,383 21,341,580
QUALCOMM, Inc. ................................... United States 15,475 2,574,421
a
Rambus, Inc. ...................................... United States 1,119 116,600
Renesas Electronics Corp. ............................ Japan 15,900 182,933
a
Rigetti Computing, Inc. ............................... United States 798 23,772
SCREEN Holdings Co. Ltd. ............................ Japan 1,400 126,857
SK Hynix, Inc. ...................................... South Korea 1,553 384,986
Skyworks Solutions, Inc. .............................. United States 878 67,588
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 10,000 434,378
35,479,184
Software 5.1%
a
8x8, Inc. .......................................... United States 4,424 9,379
A10 Networks, Inc. .................................. United States 614 11,144
a
ACI Worldwide, Inc. .................................. United States 689 36,359
Adeia, Inc. ........................................ United States 783 13,154
a
Adobe, Inc. ........................................ United States 5,939 2,094,982
a
Alarm.com Holdings, Inc. ............................. United States 208 11,041
a
AppLovin Corp., A ................................... United States 1,786 1,283,312
a
Atlassian Corp., A ................................... United States 797 127,281
a
Autodesk, Inc. ...................................... United States 3,721 1,182,050
a
Blend Labs, Inc., A .................................. United States 14,188 51,786
a
Cadence Design Systems, Inc. ......................... United States 3,648 1,281,396
a
Cerence, Inc. ...................................... United States 1,211 15,089
a
Check Point Software Technologies Ltd. .................. Israel 600 124,146
a
Commvault Systems, Inc. ............................. United States 451 85,140
a
Crowdstrike Holdings, Inc., A ........................... United States 315 154,470
a
DocuSign, Inc., A ................................... United States 1,930 139,134
a
Domo, Inc., B ...................................... United States 2,653 42,024

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Dropbox, Inc., A .................................... United States 4,506 $ 136,126
a
Fortinet, Inc. ....................................... United States 1,795 150,924
a
Guidewire Software, Inc. .............................. United States 551 126,653
a
HubSpot, Inc. ...................................... United States 830 388,274
InterDigital, Inc. ..................................... United States 294 101,498
Intuit, Inc. ......................................... United States 215 146,826
a
Life360, Inc. ....................................... United States 192 20,410
a
LiveRamp Holdings, Inc. .............................. United States 1,686 45,758
a
Manhattan Associates, Inc. ............................ United States 650 133,237
Microsoft Corp. ..................................... United States 35,177 18,219,927
a
Nice Ltd. .......................................... Israel 500 72,432
OneSpan, Inc. ...................................... United States 749 11,902
Oracle Corp. ....................................... United States 3,406 957,903
Oracle Corp. Japan .................................. Japan 900 91,893
a
PagerDuty, Inc. ..................................... United States 3,167 52,319
a
Palantir Technologies, Inc., A ........................... United States 2,754 502,385
Pegasystems, Inc. ................................... United States 2,399 137,943
a
PROS Holdings, Inc. ................................. United States 823 18,855
a
Q2 Holdings, Inc. ................................... United States 300 21,717
a
Rapid7, Inc. ....................................... United States 3,073 57,619
a
RingCentral, Inc., A .................................. United States 4,588 130,024
a
Rubrik, Inc., A ...................................... United States 2,056 169,106
Salesforce, Inc. ..................................... United States 555 131,535
SAP SE .......................................... Germany 1,534 410,755
a
ServiceNow, Inc. .................................... United States 1,365 1,256,182
a
Weave Communications, Inc. .......................... United States 1,645 10,989
a
Workday, Inc., A .................................... United States 602 144,919
a
Workiva, Inc., A ..................................... United States 152 13,084
a
Zoom Communications, Inc., A ......................... United States 1,659 136,868
a
Zscaler, Inc. ....................................... United States 496 148,631
30,608,581
Specialized REITs 0.2%
American Tower Corp. ................................ United States 5,248 1,009,295
EPR Properties ..................................... United States 2,480 143,865
Farmland Partners, Inc. ............................... United States 1,050 11,424
Outfront Media, Inc. ................................. United States 3,489 63,918
PotlatchDeltic Corp. ................................. United States 297 12,103
Public Storage ..................................... United States 474 136,915
VICI Properties, Inc., A ............................... United States 4,200 136,962
Weyerhaeuser Co. .................................. United States 5,593 138,650
1,653,132
Specialty Retail 0.7%
a
Abercrombie & Fitch Co., A ............................ United States 746 63,820
American Eagle Outfitters, Inc. ......................... United States 1,093 18,701
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 4,223 144,466
a
AutoZone, Inc. ..................................... United States 35 150,158
Avolta AG ......................................... Switzerland 904 49,362
Buckle, Inc. (The) ................................... United States 272 15,956
a
Chewy, Inc., A ...................................... United States 4,018 162,528
Fast Retailing Co. Ltd. ................................ Japan 1,200 364,454
Gap, Inc. (The) ..................................... United States 6,082 130,094
Home Depot, Inc. (The) ............................... United States 330 133,713
Industria de Diseno Textil SA ........................... Spain 893 49,422
Ross Stores, Inc. ................................... United States 921 140,351
a
Sally Beauty Holdings, Inc. ............................ United States 1,198 19,503
TJX Cos., Inc. (The) ................................. United States 13,684 1,977,885

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 268 $ 146,529
Upbound Group, Inc. ................................. United States 436 10,303
a
Urban Outfitters, Inc. ................................. United States 292 20,858
a
Victoria's Secret & Co. ............................... United States 1,756 47,658
Williams-Sonoma, Inc. ............................... United States 671 131,147
3,776,908
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. ........................................ United States 66,086 16,827,478
a
IonQ, Inc. ......................................... United States 2,041 125,521
NetApp, Inc. ....................................... United States 1,123 133,031
Seagate Technology Holdings plc ....................... United States 5,903 1,393,462
18,479,492
Textiles, Apparel & Luxury Goods 0.2%
adidas AG ......................................... Germany 300 63,564
Asics Corp. ........................................ Japan 5,400 141,305
Carter's, Inc. ....................................... United States 1,500 42,330
Cie Financiere Richemont SA .......................... Switzerland 99 19,005
a
G-III Apparel Group Ltd. .............................. United States 596 15,860
a
Hanesbrands, Inc. ................................... United States 2,228 14,683
Hermes International SCA ............................. France 130 319,675
Kontoor Brands, Inc. ................................. United States 140 11,168
a
Lululemon Athletica, Inc. .............................. United States 828 147,326
LVMH Moet Hennessy Louis Vuitton SE .................. France 55 33,846
Pandora A/S ....................................... Denmark 1,641 214,556
Tapestry, Inc. ...................................... United States 1,308 148,092
1,171,410
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 10,379 552,031
Imperial Brands plc .................................. United Kingdom 9,905 420,779
Philip Morris International, Inc. ......................... United States 18,077 2,932,089
Turning Point Brands, Inc. ............................. United States 641 63,369
3,968,268
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 1,000 121,000
Boise Cascade Co. .................................. United States 484 37,423
Bunzl plc .......................................... United Kingdom 1,252 39,572
a
DNOW, Inc. ....................................... United States 2,780 42,395
a
Hudson Technologies, Inc. ............................ United States 2,080 20,654
McGrath RentCorp .................................. United States 138 16,187
Mitsubishi Corp. .................................... Japan 9,700 231,242
Mitsui & Co. Ltd. .................................... Japan 20,700 514,006
a
NPK International, Inc. ............................... United States 1,043 11,796
United Rentals, Inc. .................................. United States 826 788,549
1,822,824
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 7,275 198,893
Water Utilities 0.0%
†
American States Water Co. ............................ United States 160 11,731
California Water Service Group ......................... United States 279 12,803
H2O America ...................................... United States 270 13,149
37,683

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.4%
KDDI Corp. ........................................ Japan 19,200 $ 306,212
SoftBank Group Corp. ................................ Japan 3,300 416,396
T-Mobile US, Inc. ................................... United States 4,161 996,060
1,718,668
Total Common Stocks (Cost $194,044,087) ...................................
343,755,551
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 1,724 119,938
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 931 36,663
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 747 52,499
Total Convertible Preferred Stocks (Cost $170,100) ............................
209,100
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 1.65% .................... South Korea 10,933 518,891
Total Preferred Stocks (Cost $421,114) .......................................
518,891
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 388 178
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 687 207
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 4,187 754
1,139
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 3/31/33 ...................... United Kingdom 440 1,346
Total Rights (Cost $2,492) ..................................................
2,485
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 57,920
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 40,000 30,800
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 52,000 58,474
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 76,000 88,580
Total Convertible Bonds (Cost $223,853) .....................................
235,774

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 20.1%
Aerospace & Defense 0.9%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 $ 14,773
Senior Note, 5.875%, 12/01/27 ....................... United States 120,000 120,332
Senior Note, 4.875%, 10/01/29 ....................... United States 25,000 24,600
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 78,787
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,624
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 45,000 46,431
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 305,000 316,176
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 41,000 38,618
Senior Bond, 6.125%, 2/15/33 ........................ United States 75,000 80,885
Senior Bond, 6.875%, 3/15/39 ........................ United States 43,000 48,728
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 46,512
Senior Bond, 3.375%, 6/15/46 ........................ United States 85,000 60,617
Senior Note, 2.196%, 2/04/26 ........................ United States 656,000 651,114
Senior Note, 2.7%, 2/01/27 .......................... United States 153,000 149,938
Senior Note, 6.259%, 5/01/27 ........................ United States 79,000 81,316
Senior Note, 6.298%, 5/01/29 ........................ United States 690,000 732,457
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 3,000 3,015
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 64,779
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 10,000 10,613
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 15,000 15,696
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 50,000 52,240
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 413,000 398,608
Senior Note, 4.85%, 10/15/31 ........................ United States 106,000 108,845
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 253,000 252,860
Senior Bond, 5.15%, 2/27/33 ......................... United States 54,000 55,949
Senior Bond, 4.875%, 10/15/40 ....................... United States 119,000 114,722
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 110,000 121,115
Senior Bond, 4.6%, 6/15/28 .......................... United States 115,000 114,952
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 25,000 26,361
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 60,000 62,222
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,665
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,154
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 90,000 91,077
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,729
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 75,000 77,600
4,165,110
Automobile Components 0.1%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 115,000 120,700
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 25,000 25,906
b,e
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 60,000 59,936
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 60,000 61,367
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000 73,210
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 203,037

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b,f
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 $ 209,415
753,571
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 18,174
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 200,000 202,279
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 380,000 402,940
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 98,000 100,694
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 55,134
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 48,000 49,516
828,737
Banks 4.1%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 304,764
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,759
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 200,564
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 400,000 400,358
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,274,684
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 450,000 416,599
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,690,000 1,656,429
h
Sub. Bond, FRN, 5.059%, (3-month SOFR + 1.022%), 9/15/26 United States 65,000 65,336
Sub. Bond, 6.11%, 1/29/37 .......................... United States 722,000 779,120
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,133,000 1,058,922
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 245,000 245,148
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,953
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,655
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 285,000 255,559
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 410,000 411,568
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 200,000 201,448
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 207,516
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 321,000 319,756
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,408,000 1,395,836
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 320,000 320,247
Sub. Bond, 4.45%, 9/29/27 .......................... United States 402,000 403,741
Sub. Bond, 4.75%, 5/18/46 .......................... United States 168,000 149,380
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 564,000 556,518
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 400,000 402,365
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 580,000 602,352
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 385,000 329,682

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 400,000 $ 394,639
JPMorgan Chase & Co. ,
h
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 179,000 157,141
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 305,000 311,119
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,887,000 1,872,340
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 790,000 835,805
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 295,000 295,249
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 335,000 345,325
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 24,000 24,707
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 648,000 643,377
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 494,000 490,067
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 390,000 393,182
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 150,000 155,236
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 593,000 511,365
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 2,203,000 2,051,299
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 155,000 160,669
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 116,000 88,860
21,299,639
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 230,000 235,260
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 302,000 263,997
Senior Note, 5.15%, 3/02/28 ......................... United States 320,000 327,519
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 215,000 EUR 247,917
1,074,693
Broadline Retail 0.0%
†
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 35,000 38,108
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 189,000 185,832
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 77,515
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 80,000 84,100
385,555
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 41,254
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 36,589
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 75,000 72,633
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,162
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 40,000 41,006

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 264,000 $ 230,660
Senior Note, 3.9%, 2/14/26 .......................... United States 194,000 193,610
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 80,000 82,230
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 85,000 83,012
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 30,000 31,214
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 55,000 57,014
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 70,000 73,985
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 90,000 92,434
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 85,000 86,216
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 70,000 67,160
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 40,000 36,257
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 73,291 EUR 85,626
1,321,062
Capital Markets 1.5%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 204,000 203,658
Senior Note, 2.15%, 7/15/26 ......................... United States 199,000 195,549
Senior Note, 7%, 1/15/27 ........................... United States 110,000 113,262
Senior Note, 2.875%, 6/15/27 ........................ United States 212,000 207,032
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 25,000 27,269
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 134,000 116,170
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 88,000 86,356
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 1,677,000 1,679,329
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 149,000 126,088
Senior Note, 4%, 9/15/27 ........................... United States 98,000 98,021
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 195,000 197,790
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 65,000 67,562
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 170,364
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 163,000 154,879
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 166,000 177,242
Senior Note, 5.2%, 3/15/30 .......................... United States 172,000 175,870
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 463,000 407,129
Senior Bond, 5%, 8/05/34 ........................... United States 51,000 52,087
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,758,000 1,742,953
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 305,000 311,606
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 104,000 106,090
Sub. Bond, 3.95%, 4/23/27 .......................... United States 398,000 397,252
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 292,000 278,820

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 30,000 $ 31,515
Senior Note, 5.35%, 6/28/28 ......................... United States 97,000 100,040
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 146,000 128,207
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 51,000 47,879
Senior Bond, 1.25%, 8/15/30 ......................... United States 93,000 81,059
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 55,000 56,656
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 311,000 308,428
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 250,000 247,523
8,093,685
Chemicals 0.3%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 35,000 35,996
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 30,000 30,488
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 145,000 140,587
Senior Note, 6.665%, 7/15/27 ........................ United States 213,000 218,642
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 70,000 74,287
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 110,000 101,287
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 238,000 238,479
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 70,000 73,974
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 266,000 254,672
Senior Bond, 2.95%, 6/15/31 ......................... United States 123,000 103,826
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 30,000 30,673
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 50,000 50,444
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 69,688
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 65,000 63,784
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 78,240
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 125,000 125,491
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 95,000 53,760
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 50,000 46,514
1,790,832
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 95,000 99,690
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 122,000 121,570
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 50,000 51,245
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 25,000 26,192
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 40,000 39,075
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 90,000 90,050
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 576,000 595,002

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 $ 123,095
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 32,234
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 240,000 236,000
Senior Bond, 3.2%, 6/01/32 .......................... United States 38,000 35,208
Senior Bond, 5%, 3/01/34 ........................... United States 55,000 56,187
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 151,006
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 75,000 77,872
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 31,308
1,765,734
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 50,000 50,226
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 78,000 70,531
Senior Bond, 5.55%, 8/15/35 ......................... United States 271,000 282,472
Senior Note, 4.85%, 8/15/30 ......................... United States 91,000 92,773
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 65,000 61,077
557,079
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,586
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 450,000 446,084
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 596,000 549,186
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 297,000 338,714
Senior Note, 4.75%, 6/09/27 ......................... United States 207,000 208,172
Senior Note, 2.2%, 11/02/28 ......................... United States 172,000 160,800
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 326,000 344,590
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 170,000 172,301
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 343,000 356,521
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 155,000 155,927
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 95,000 94,263
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 799,501
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 60,000 63,768
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 180,000 186,274
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 207,000 209,458
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 56,000 56,805
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 55,000 54,422
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 73,237
Senior Note, 7.125%, 11/15/31 ....................... United States 75,000 77,832
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 50,141
4,397,996

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 329,000 $ 307,690
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 233,000 230,868
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 156,000 147,412
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 20,000 20,964
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 60,000 60,464
767,398
Containers & Packaging 0.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 108,650
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 154,000 149,236
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,372
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 11,000 11,002
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 90,000 92,394
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 80,280
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 70,000 70,220
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 80,000 80,884
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 155,000 151,982
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 336,000 385,416
Senior Bond, 7.95%, 2/15/31 ......................... United States 87,000 100,625
1,244,061
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 50,000 47,485
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 30,000 29,425
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 55,000 57,594
134,504
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 55,000 51,013
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 193,000 173,795
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 343,000 345,954
Senior Note, 5.125%, 11/15/31 ....................... United States 228,000 231,465
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 136,000 134,556
885,770
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 450,000 383,363
Senior Bond, 4.75%, 5/15/46 ......................... United States 346,000 309,182
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,258,000 867,594
Senior Note, 4.1%, 2/15/28 .......................... United States 50,000 49,970

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 270,000 $ 268,403
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 200,000 192,070
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 65,000 59,921
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 80,000 74,049
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 106,000 124,976
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 55,000 55,007
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 60,000 62,728
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 111,000 119,419
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 672,000 577,257
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 236,000 227,741
Senior Bond, 3.7%, 3/22/61 .......................... United States 473,000 333,469
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 790,000 802,956
Senior Note, 2.1%, 3/22/28 .......................... United States 181,000 172,670
4,680,775
Electric Utilities 0.9%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 110,000 115,690
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 363,000 364,748
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 86,000 77,202
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 135,000 145,136
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 433,000 426,241
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 282,099
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 166,000 186,100
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 189,000 186,877
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 310,000 307,995
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 102,000 103,469
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 316,000 321,910
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 31,000 31,850
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 125,000 122,495
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 664,000 687,145
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 76,522
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 80,000 82,057
e
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 140,000 140,108
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 72,000 71,326
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 364,000 288,558
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 48,000 46,151
Senior Note, 6.1%, 1/15/29 .......................... United States 489,000 511,716
Senior Note, 5.55%, 5/15/29 ......................... United States 211,000 217,277
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 50,000 51,457
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 93,743

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 140,000 $ 144,644
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 195,000 202,847
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 65,000 64,834
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 45,000 47,651
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 50,000 52,330
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 193,000 191,594
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 153,000 161,429
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 137,000 136,530
5,939,731
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 115,886
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,370
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 155,000 143,186
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 125,000 120,329
277,885
Energy Equipment & Services 0.0%
†
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 30,000 30,821
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 70,000 72,687
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 55,000 56,034
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 120,000 111,848
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 16,308 16,787
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 84,767
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 30,000 31,588
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 33,750 33,818
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 36,429 37,423
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 110,000 112,525
e
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 75,000 75,099
663,397
Entertainment 0.4%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 223,482
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 50,000 49,768
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 50,000 50,505
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,460
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 395,000 EUR 483,743
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 346,000 362,161
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 135,585
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 183,000 239,213
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 90,000 71,905
1,663,822

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 188,000 $ 185,218
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 85,000 85,419
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 72,565
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 125,000 131,123
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 25,000 25,609
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 100,000 105,683
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 90,000 94,202
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 80,000 81,102
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 78,504
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 95,000 98,538
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 45,000 46,515
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 220,000 227,207
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 170,000 172,463
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 155,000 160,144
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 90,000 93,003
1,657,295
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 40,000 37,481
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 31,258 32,090
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,520
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 200,482
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 82,000 78,653
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 409,000 417,931
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 10,000 8,771
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 44,000 50,436
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 51,000 56,934
Senior Bond, 4.625%, 10/01/39 ....................... United States 51,000 46,693
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 39,000 39,589
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 31,000 31,424
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 20,000 20,413
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 295,000 298,671
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 23,000 23,356
Senior Note, 144A, 5%, 3/01/32 ...................... United States 334,000 341,847
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 43,000 43,974
1,812,265
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 59,000 60,062
Ground Transportation 0.4%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 485,000 485,155

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
b
Ashtead Capital, Inc., (continued)
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 205,000 $ 181,928
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 55,000 57,222
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 226,000 191,864
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 111,000 109,937
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 118,000 116,811
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 105,000 105,298
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 236,000 241,766
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 209,305
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 310,000 318,472
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 120,000 124,310
2,142,068
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,738
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 119,201
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 363,000 340,291
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 163,000 120,313
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 157,000 160,196
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 15,000 15,608
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000 44,644
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 80,000 77,215
919,206
Health Care Providers & Services 0.7%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 90,000 81,499
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 60,000 63,621
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 70,000 71,803
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 70,000 72,774
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 120,000 126,173
Senior Bond, 4.78%, 3/25/38 ......................... United States 96,000 90,016
Senior Note, 5%, 9/15/32 ........................... United States 293,000 296,702
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 185,000 191,258
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,480
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 84,000 84,176
Senior Bond, 4.125%, 6/15/29 ........................ United States 75,000 74,371
Senior Note, 5.45%, 4/01/31 ......................... United States 220,000 228,738
Senior Note, 3.625%, 3/15/32 ........................ United States 401,000 376,305
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 200,000 206,350
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 204,161

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. ,
Senior Secured Note, 4.25%, 6/01/29 .................. United States 75,000 $ 73,309
Senior Secured Note, 6.125%, 6/15/30 ................. United States 120,000 121,681
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 329,000 276,559
2,654,976
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 160,000 170,132
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 140,000 138,974
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 195,000 200,731
339,705
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,647
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 90,000 92,595
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 45,000 46,376
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,718
185,336
Hotels, Restaurants & Leisure 0.5%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 80,000 75,478
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 160,000 154,374
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 110,000 105,255
Senior Note, 144A, 6%, 10/15/32 ..................... United States 40,000 39,423
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 40,000 41,170
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 230,000 230,000
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 116,000 118,512
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 85,000 87,157
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 75,000 76,420
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 41,027
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 251,000 247,574
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 85,000 84,982
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 110,000 103,302
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 75,000 74,219
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 145,000 147,041
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 404,000 404,332
Senior Note, 5.75%, 1/30/27 ......................... United States 132,000 134,528
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 120,000 123,246
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,611
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 318,000 294,835
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 95,000 98,780
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 45,000 47,940

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
NCL Corp. Ltd., (continued)
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 30,000 $ 30,871
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 35,203
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 80,000 80,005
b,e
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 55,000 55,525
Royal Caribbean Cruises Ltd. ,
e
Senior Bond, 5.375%, 1/15/36 ........................ United States 70,000 70,435
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 56,122
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 15,000 15,490
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 130,000 133,365
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 69,782
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 55,000 56,538
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,171
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 80,000 85,925
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 145,000 156,190
3,620,828
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 75,000 75,711
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 20,000 20,237
Senior Bond, 5.5%, 10/15/35 ......................... United States 24,000 24,900
Senior Note, 1.3%, 10/15/26 ......................... United States 511,000 496,948
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 30,000 30,782
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 45,000 46,165
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 95,000 99,792
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 29,799
Senior Note, 6.625%, 5/15/32 ........................ United States 45,000 44,523
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 60,000 59,862
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 30,000 30,389
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,518
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 101,000 101,323
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 65,000 63,702
1,159,651
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,811
Independent Power and Renewable Electricity Producers 0.0%
†
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 209,635
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 158,000 156,558
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,967
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 60,000 59,862
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 155,000 160,242
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 16,000 15,788

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Southern Power Co., (continued)
A, Senior Note, 4.25%, 10/01/30 ...................... United States 73,000 $ 72,596
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,590
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 80,000 81,280
888,518
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 117,000 107,862
Senior Note, 2.125%, 4/15/27 ........................ United States 52,000 50,585
158,447
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 90,000 94,560
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 90,000 93,828
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 104,876
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 25,000 25,792
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 115,000 118,912
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 245,000 249,667
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 430,000 403,945
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 83,000 85,616
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 92,000 83,064
Senior Bond, 2.85%, 10/15/50 ........................ United States 393,000 258,111
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 75,000 75,757
Senior Note, 4.9%, 6/23/30 .......................... United States 174,000 176,476
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 94,000 95,253
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,000
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 171,000 174,535
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 102,000 104,801
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 365,000 369,945
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 36,800
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 185,000 170,313
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 385,000 431,250
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 195,000 202,448
3,497,949
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 383,000 378,698
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 10,000 10,014
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 165,000 160,501

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 $ 68,139
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 60,000 56,679
295,333
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 20,000 19,860
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,423
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 220,000 227,701
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,806
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 140,000 141,216
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 143,000 133,192
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 45,000 44,356
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 60,000 61,171
634,442
Media 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 24,000 24,239
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 383,000 303,544
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 135,337
Senior Secured Note, 2.25%, 1/15/29 .................. United States 277,000 257,667
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 29,972
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 42,030
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 125,554
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 162,000 125,039
Senior Bond, 3.45%, 2/01/50 ......................... United States 97,000 67,867
Senior Bond, 2.987%, 11/01/63 ....................... United States 108,000 61,724
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 30,000 29,778
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 65,000 64,283
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 12,995
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 65,000 64,954
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 80,000 77,074
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 110,000 121,104
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 150,000 140,934
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 100,000 102,251
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 63,910
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 30,000 29,748
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 744,000 750,153
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 105,000 107,024
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 55,000 55,015
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 95,000 98,782

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 57,000 $ 56,699
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 50,000 48,844
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 50,000 48,097
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 45,000 47,507
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 88,000 86,225
Senior Bond, 4.2%, 6/01/29 .......................... United States 280,000 275,333
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 185,000 190,009
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 105,000 95,225
Senior Note, 144A, 4%, 7/15/28 ...................... United States 30,000 29,013
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 238,000 253,800
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 28,000 32,861
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 70,000 74,655
4,129,246
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 120,000 134,878
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 84,000 84,101
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 60,000 60,673
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 35,000 36,087
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 35,000 33,059
Senior Note, 4.125%, 1/15/30 ........................ United States 85,000 81,622
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 105,000 EUR 120,300
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 65,000 67,217
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 188,000 187,198
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 325,000 296,655
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 59,000 61,432
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,628
b,e
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 40,000 40,543
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 70,000 67,585
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 20,000 18,250
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 62,268
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 95,000 96,052
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 90,000 87,352
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 36,300
1,642,200
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 85,000 81,754
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 126,000 110,223
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 208,000 210,167

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 134,000 $ 136,048
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 128,000 125,717
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 656,000 658,420
1,240,575
Oil, Gas & Consumable Fuels 1.1%
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 751,000 748,809
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 100,000 105,849
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 120,000 121,688
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 810,000 809,566
Senior Bond, 3.75%, 5/15/30 ......................... United States 658,000 639,105
Senior Note, 5.5%, 6/01/27 .......................... United States 68,000 69,206
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 176,841
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 135,000 138,477
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 25,000 25,799
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 70,000 73,567
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 205,957
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 270,000 314,132
Senior Note, 5%, 2/01/29 ........................... United States 185,000 189,228
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 155,000 156,018
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 90,924
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 118,000 132,611
Senior Bond, 6.2%, 3/15/40 .......................... United States 180,000 183,075
Senior Note, 8.5%, 7/15/27 .......................... United States 97,000 101,793
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 373,000 373,314
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,484
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 60,000 60,024
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 225,000 227,649
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 222,000 220,395
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 125,000 127,321
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 93,000 93,295
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 102,829
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 85,000 84,301
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 75,000 82,699
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 110,321
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 70,000 76,254
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,587
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 55,000 58,454
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 20,000 22,113
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 30,000 31,598

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 83,000 $ 84,440
Senior Note, 4.9%, 8/01/30 .......................... United States 123,000 124,014
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 75,000 72,857
b
Vnom Sub, Inc. , Senior Note , 144A, 5.375% , 11/01/27 ........ United States 30,000 30,024
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 130,000 134,987
6,626,605
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Note, 144A, 4.75%, 11/15/29 ................... United States 30,000 26,586
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 25,000 23,543
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 85,000 62,728
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 40,000 36,452
149,309
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 26,250 26,284
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 70,000 70,320
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 195,000 195,189
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 90,000 88,690
380,483
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 70,000 68,611
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 45,000 46,041
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 235,000 238,985
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 205,125
558,762
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 255,000 261,899
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 130,000 121,336
Senior Note, 4.75%, 2/12/30 ......................... United States 202,000 207,294
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 42,965
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 418,000 335,737
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 688,000 583,542
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 552,000 557,836
Senior Bond, 5.3%, 5/19/53 .......................... United States 79,000 76,399
Senior Note, 4.45%, 5/19/28 ......................... United States 60,000 60,694
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 169,000 168,922
Senior Note, 5.15%, 9/02/29 ......................... United States 235,000 241,200
Senior Note, 4.45%, 3/25/31 ......................... United States 15,000 14,879
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 215,000 216,336

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 283,000 $ 272,520
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 130,000 127,752
Senior Bond, 2%, 5/15/30 ........................... United States 78,000 70,955
3,360,266
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 105,000 108,444
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 60,800 61,579
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 468,000 467,840
Senior Note, 3.5%, 1/15/28 .......................... United States 1,053,000 1,041,042
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 52,000 44,396
Senior Note, 5.05%, 7/12/29 ......................... United States 63,000 64,909
Senior Note, 5.05%, 4/15/30 ......................... United States 114,000 117,942
Senior Note, 4.2%, 10/15/30 ......................... United States 60,000 59,913
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 528,000 509,520
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 79,000 80,056
2,385,618
Software 0.5%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 204,000 205,384
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 45,000 46,725
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 65,000 65,658
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 88,232
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 108,000 99,194
Senior Bond, 5.375%, 7/15/40 ........................ United States 188,000 184,534
Senior Bond, 3.65%, 3/25/41 ......................... United States 313,000 250,819
Senior Bond, 4%, 11/15/47 .......................... United States 721,000 559,149
Senior Note, 4.45%, 9/26/30 ......................... United States 70,000 69,982
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 70,000 68,256
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 335,000 293,458
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 224,000 228,231
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 92,933
2,252,555
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 396,000 392,302
Senior Bond, 2.9%, 1/15/30 .......................... United States 207,000 195,186
Senior Bond, 2.7%, 4/15/31 .......................... United States 363,000 331,380
Senior Note, 2.75%, 1/15/27 ......................... United States 413,000 405,852
Senior Note, 4.9%, 3/15/30 .......................... United States 86,000 87,735
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 101,000 100,604
Senior Bond, 3.65%, 9/01/27 ......................... United States 310,000 306,853
Senior Bond, 3.8%, 2/15/28 .......................... United States 221,000 218,484

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc., (continued)
Senior Note, 1.05%, 7/15/26 ......................... United States 172,000 $ 167,758
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 123,000 117,838
Senior Note, 2.9%, 11/18/26 ......................... United States 775,000 763,659
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 155,000 158,219
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 170,000 173,019
3,418,889
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 140,000 145,838
b,f
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 64,200 72,737
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 169,000 154,889
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 94,000 96,297
Senior Bond, 5.95%, 4/01/41 ......................... United States 179,000 193,089
Senior Bond, 5.3%, 6/25/54 .......................... United States 94,000 92,065
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 40,000 40,670
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 130,000 129,732
925,317
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 276,000 235,684
Senior Bond, 4.375%, 5/13/45 ........................ United States 581,000 525,966
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 372,000 374,120
Senior Note, 4.85%, 10/15/31 ........................ United States 84,000 84,907
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 26,090
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 80,000 81,593
1,328,360
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 216,233
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 120,636
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 47,987
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 110,000 116,578
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 115,000 106,917
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 25,000 25,479
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 50,000 50,063
683,893
Tobacco 0.1%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 190,000 188,105
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 320,000 330,840
Senior Note, 4.375%, 4/30/30 ........................ United States 51,000 51,252
Senior Note, 4.75%, 11/01/31 ........................ United States 157,000 159,785
729,982

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 45,000 $ 46,362
Senior Note, 2.1%, 9/01/28 .......................... United States 138,000 129,117
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 93,131
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 70,000 74,163
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 50,000 54,045
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 90,000 91,281
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 100,000 99,825
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 40,000 41,130
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 80,000 77,880
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 140,000 145,305
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 62,464
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,616
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 85,000 88,440
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 35,000 36,307
1,060,066
Transportation Infrastructure 0.0%
†
b,g
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 260,000 260,485
Wireless Telecommunication Services 0.5%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 210,531
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 604,000 615,669
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 70,000 64,558
Senior Bond, 2.25%, 11/15/31 ........................ United States 637,000 560,558
Senior Note, 3.75%, 4/15/27 ......................... United States 465,000 462,429
Senior Note, 4.95%, 3/15/28 ......................... United States 324,000 330,277
Senior Note, 3.375%, 4/15/29 ........................ United States 155,000 150,526
Senior Note, 3.875%, 4/15/30 ........................ United States 9,000 8,828
Senior Note, 5.125%, 5/15/32 ........................ United States 61,000 62,796
2,466,172
Total Corporate Bonds (Cost $119,378,697) ...................................
117,455,086
i
Senior Floating Rate Interests 0.6%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K, 6.252%, (3-month
SOFR + 2.25%), 3/22/30 ............................ United States 90,000 90,013
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 80,760 80,529
Automobile Components 0.0%
†
j
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.18%, (1-month SOFR + 3.75%), 10/04/28 ......... United States 49,590 48,976

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Broadline Retail 0.1%
e,j
Peer Holding III BV, First Lien, CME Term Loan, B, 6.017%,
(12-month SOFR + 2.25%), 9/27/32 .................... Netherlands 64,010 $ 64,151
Capital Markets 0.0%
†
e,j
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.199%, (3-month SOFR + 2%), 12/15/31 ................ United States 140,000 139,169
j
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 89,767 89,945
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.701%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 60,000 59,430
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.5%, (1-month SOFR + 3.25%), 4/03/28 .... Netherlands 62,798 62,981
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.424%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 34,391 34,461
e
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.517%, (12-month SOFR + 1.75%), 9/17/32 ............. United States 32,413 32,494
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 34,101 27,639
306,950
a a a a a a
j
Commercial Services & Supplies 0.1%
e
Clean Harbors, Inc., First Lien, CME Term Loan, 5.259%,
(12-month SOFR + 1.5%), 9/24/32 ..................... United States 139,803 140,502
e
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 6.005%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 140,000 138,895
279,397
a a a a a a
Communications Equipment 0.0%
†
e,j
CommScope, Inc., First Lien, Initial CME Term Loan, 8.913%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 90,000 91,217
j
Containers & Packaging 0.0%
†
d,e
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B,
14.157%, (1-month SOFR + 10%), 10/27/25 .............. Luxembourg 4,843 4,319
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 47,544 23,757
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B, 6.509%, (12-month SOFR + 2.75%), 9/27/32 ...... United States 69,238 69,195
97,271
a a a a a a
Distributors 0.0%
†
e,j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 58,759 58,249
Entertainment 0.0%
†
e,j
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.028%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 139,634 137,688
Financial Services 0.1%
e,j
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
6.05%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 140,000 139,300
Food Products 0.0%
†
e,j
Froneri International Ltd., First Lien, CME Term Loan, 6.594%,
(12-month SOFR + 2.5%), 7/16/32 ..................... United Kingdom 87,814 87,733

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.413%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 61,265 $ 61,380
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.163%, (1-month SOFR + 2%), 10/23/28 ........... United States 179,243 179,422
240,802
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
e
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.913%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 140,000 139,708
e
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.413%, (1-month SOFR + 2.25%), 2/06/30 ... United States 140,000 139,963
e
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.413%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 88,776 88,749
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.036%, (3-month SOFR + 2.75%), 4/04/29 . United States 34,649 34,404
402,824
a a a a a a
Household Products 0.0%
†
e,j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
6.135%, (1-month SOFR + 2%), 3/19/32 ................ United States 89,775 90,074
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.255%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,588 54,929
Machinery 0.0%
†
j
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.913%, (1-month SOFR + 2.75%), 10/23/28 .. United States 29,922 30,094
j
Media 0.1%
e
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.541%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 140,000 140,101
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.278%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 36,134 36,242
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 85,175 85,428
261,771
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.4%, (1-month SOFR + 3.25%), 6/13/30 ... United States 8,978 9,048
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.413%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 44,888 44,340
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.163%, (1-month SOFR + 4%), 4/23/31 ....... United States 80,190 80,449
124,789
a a a a a a
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 7,581 7,613
Rocket Software, Inc., First Lien, CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 56,147 56,335

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Software (continued)
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 9,900 $ 9,901
73,849
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.986%, (1-month SOFR + 3.75%), 6/06/31 . United States 34,474 33,708
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.416%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 91,359 91,480
125,188
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
7.308%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 3,791 3,814
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,248 52,138
55,952
a a a a a a
j
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 4,988 5,024
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.308%, (3-month SOFR + 4%), 1/29/31 ................ United States 79,198 79,432
84,456
a a a a a a
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.663%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,325 43,851
Total Senior Floating Rate Interests (Cost $3,242,188) .........................
3,218,270
Foreign Government and Agency Securities 1.1%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 207,191
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 155,000 EUR 167,789
Brazil Government Bond ,
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 250,000 231,638
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 205,300
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 50,000 50,112
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 60,000 EUR 72,658
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 200,000 210,630
Colombia Government Bond , Senior Bond , 7.5% , 2/02/34 .....
Colombia 230,000 242,248
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 250,000 221,038
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 150,000 160,343
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 110,000 112,117
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 360,000 365,691
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 80,000 71,804
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 420,000 438,253
b
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 200,000 219,954

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 $ 205,014
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 250,000 251,360
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 192,496
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 200,000 199,121
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 220,000 242,132
b
Paraguay Government Bond , Senior Bond , Reg S, 4.7% , 3/27/27 Paraguay 200,000 201,986
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 330,000 304,937
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 78,000 77,347
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 210,000 223,712
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 195,112
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 140,000 EUR 160,341
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 230,000 224,692
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 300,000 302,279
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 250,000 300,250
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 50,000 60,790
Total Foreign Government and Agency Securities (Cost $5,849,573) .............
6,118,335
U.S. Government and Agency Securities 0.0%
†
k
U.S. Treasury Bonds , 1.625%, 11/15/50 .................. United States 18,000 9,663
Total U.S. Government and Agency Securities (Cost $9,663) ....................
9,663
Asset-Backed Securities 2.2%
Capital Markets 0.1%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,805
Commercial Services & Supplies 0.0%
†
b,j
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.757% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 250,000 250,387
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 16,364 16,707
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 161,151 154,347
171,054
a a a a a a
Financial Services 2.1%
b,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,809
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,250
b,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 251,226
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,499
b,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.463% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 220,000 220,531
b,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.6% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 186,190 186,439
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,825

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 200,000 $ 200,971
b,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.356% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 121,216 120,702
b,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 600,000 600,003
b,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.774% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 275,000 275,377
b,j
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 250,725
2020-1A, A1R, 144A, FRN, 5.729%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 310,000 310,617
2021-7A, AR, 144A, FRN, 5.318%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 496,000 497,766
b,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,497
b,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.685% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 250,000 250,719
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,806
b,j
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.245%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 110,727 110,856
2021-13A, A1R, 144A, FRN, 5.378%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,468
b,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,888
b,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,714
b,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 200,000 200,720
b,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,692
b,j
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.511% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 68,131 68,223
b,j
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,889
b,j
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 150,000 150,304
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 191,899 186,179
b,j
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,492
b,j
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.089% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 45,735 46,011
b,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.584% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 95,399 95,580
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.072% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 190,820 191,568
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.097% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 39,669 38,927
b,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 248,192 249,208
b,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,811
b,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.459% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 330,000 330,717

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 $ 251,099
b,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.785% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 250,000 250,804
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.322% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 76,981 76,237
b,e
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
b,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.805% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 225,585 226,295
b,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,873
b,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 258,000 258,349
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,479
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 246,818 247,093
b,j
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.229% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 250,000 250,648
b,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.545% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,750
b,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.546% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 480,000 480,177
b,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.839% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 123,910 124,133
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 96,082 96,105
b,j
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.118%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 250,000 250,843
2024-2A, A, 144A, FRN, 5.778%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 250,000 250,862
11,858,415
a a a a a a
Total Asset-Backed Securities (Cost $12,501,462) .............................
12,530,661
Commercial Mortgage-Backed Securities 1.3%
Financial Services 1.3%
b,l,m
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.045% , 5/15/53 ......................... United States 3,070,067 104,409
l,m
BANK , 2019-BN20 , XA , IO, FRN , 0.924% , 9/15/62 .......... United States 3,672,828 100,529
l,m
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 ...... United States 3,733,932 160,911
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 121,000 107,434
l,m
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 2,509,554 111,957
l,m
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.822% ,
9/15/57 ......................................... United States 4,758,958 260,561
m
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 182,000 172,603
m
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 24,425 23,609
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 140,000 131,086
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 179,000 172,486
COMM Mortgage Trust ,
m
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 56,210 55,429
b,m
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 299,000 168,935
m
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 217,000 200,616

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,m
2014-CR17, D, 144A, FRN, 5.006%, 5/10/47 ............. United States 159,000 $ 134,077
m
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 313,926 302,927
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 22,903 22,514
l,m
2014-UBS4, XA, IO, FRN, 0.901%, 8/10/47 .............. United States 548,733 1,904
m
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 79,806 78,838
m
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 134,429 129,457
m
2015-LC19, C, FRN, 4.2%, 2/10/48 .................... United States 370,000 355,846
m
2015-LC21, B, FRN, 4.441%, 7/10/48 ................... United States 11,860 11,774
CSAIL Commercial Mortgage Trust ,
m
2015-C1, C, FRN, 3.958%, 4/15/50 .................... United States 233,000 212,685
m
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 137,705 133,182
m
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 255,000 250,539
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 194,000 174,947
l,m
2020-C19, XA, IO, FRN, 1.207%, 3/15/53 ................ United States 5,612,991 203,350
b,m
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 406,006 393,051
l,m
GS Mortgage Securities Trust , 2019-GC38 , XA , IO, FRN , 1.169% ,
2/10/52 ......................................... United States 3,457,232 98,620
m
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 136,600 131,617
2014-C18, B, FRN, 4.654%, 2/15/47 ................... United States 213,461 208,001
2014-C23, B, FRN, 4.688%, 9/15/47 ................... United States 143,000 138,881
l
2014-C25, XA, IO, FRN, 0.609%, 11/15/47 ............... United States 587,551 7
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 386,000 379,316
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.792%, 8/15/45 ............... United States 272,225 267,265
2013-C10, B, FRN, 4.085%, 7/15/46 ................... United States 296,065 280,820
2015-C22, C, FRN, 4.113%, 4/15/48 ................... United States 234,000 207,326
Morgan Stanley Capital I Trust ,
m
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 193,000 184,722
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 183,000 182,375
b,n
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 357,873 34
l,m
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.123%, 12/15/50 ................ United States 2,491,002 44,804
2018-C8, XA, IO, FRN, 0.963%, 2/15/51 ................. United States 5,362,888 86,198
Wells Fargo Commercial Mortgage Trust ,
b,m
2013-LC12, D, 144A, FRN, 3.913%, 7/15/46 ............. United States 169,000 97,175
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 216,000 206,855
l,m
2016-LC25, XA, IO, FRN, 0.957%, 12/15/59 .............. United States 3,754,436 22,696
l,m
2019-C52, XA, IO, FRN, 1.71%, 8/15/52 ................. United States 3,267,327 153,742
l,m
2024-5C1, XA, IO, FRN, 1.257%, 7/15/57 ................ United States 4,398,877 150,071
m
WFRBS Commercial Mortgage Trust ,
b,n
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 171,704 63,101
2013-C11, C, FRN, 4.146%, 3/15/45 ................... United States 628,000 605,188
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............. United States 134,334 77,242
2014-C23, B, FRN, 4.44%, 10/15/57 ................... United States 93,000 90,286
7,851,998
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $8,499,880) ...............
7,851,998
Mortgage-Backed Securities 16.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 10/01/50 ............ United States 489,725 423,484
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 98,775 95,606

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 117,106 $ 121,193
640,283
Federal National Mortgage Association (FNMA) Fixed Rate 12.7%
FNMA, 2.73%, 9/01/29 ............................... United States 185,459 176,377
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 2,201,667 2,005,409
FNMA, 4%, 1/01/57 .................................. United States 318,810 301,650
FNMA, 4.69%, 8/01/28 ............................... United States 62,964 64,054
FNMA, 5.28%, 12/01/28 .............................. United States 147,000 151,916
FNMA, 30 Year, 2.5%, 7/01/50 ......................... United States 2,427,040 2,068,257
FNMA, 30 Year, 2.5%, 8/01/50 ......................... United States 3,057,477 2,604,853
FNMA, 30 Year, 2.5%, 9/01/50 - 7/01/51 .................. United States 3,751,401 3,219,184
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 5,070,084 4,583,430
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 2,628,671 2,323,212
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,100,151 1,018,277
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,232,869 1,282,910
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/40 .... United States 8,000,000 7,526,433
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/55 .... United States 19,480,000 16,414,863
o
Uniform Mortgage-Backed Securities, 3.5%, TBA, 10/25/55 .... United States 7,000,000 6,396,289
o
Uniform Mortgage-Backed Securities, 4%, TBA, 10/25/55 ..... United States 1,000,000 942,597
o
Uniform Mortgage-Backed Securities, 5%, TBA, 10/25/55 ..... United States 16,000,000 15,870,264
o
Uniform Mortgage-Backed Securities, 5.5%, TBA, 10/25/55 .... United States 2,000,000 2,016,788
o
Uniform Mortgage-Backed Securities, 6.5%, TBA, 10/25/55 .... United States 5,000,000 5,167,700
74,134,463
Government National Mortgage Association (GNMA) Fixed Rate 4.0%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............... United States 3,041,380 2,726,688
GNMA II, Single-family, 30 Year, 3%, 8/20/50 ............... United States 3,957,775 3,551,747
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 5,009,020 4,497,224
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 1,478,625 1,326,536
o
GNMA II, Single-family, 30 Year, 3%, 10/15/55 .............. United States 5,000,000 4,464,443
o
GNMA II, Single-family, 30 Year, 4%, 10/15/55 .............. United States 2,000,000 1,880,823
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 13,520 13,123
o
GNMA II, Single-family, 30 Year, 4.5%, 10/15/55 ............ United States 4,000,000 3,879,657
o
GNMA II, Single-family, 30 Year, 5.5%, 10/15/55 ............ United States 1,000,000 1,007,599
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 262,458 275,073
23,622,913
Total Mortgage-Backed Securities (Cost $102,646,385) .........................
98,397,659
Residential Mortgage-Backed Securities 2.0%
Financial Services 2.0%
j
Alternative Loan Trust ,
2005-65CB, 2A1, FRN, 4.697%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 271,475 167,538
2006-OA19, A1, FRN, 4.43%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 179,687 145,378
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.462% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 399,255 235,409
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 119,887 119,938
b,m
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 23,406 22,974
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 40,232 38,758
j
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.872% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 31,026 29,452
b,m
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 250,000 244,795

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 5.669%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 100,000 $ 100,250
2025-7, A11, 144A, FRN, 5.756%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 62,262 62,462
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.134% ,
5/25/35 ......................................... United States 51,975 51,329
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 107,320 108,779
b,m
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.136%, 12/27/60 ............ United States 116,817 116,431
2021-RPL7, A1, 144A, FRN, 4.209%, 7/27/61 ............. United States 112,459 112,024
b,m
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 13,645 13,597
j
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.171% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 40,994 41,112
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.006%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 17,460 17,518
2021-DNA6, M2, 144A, FRN, 5.856%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 124,973 125,350
2021-DNA7, M2, 144A, FRN, 6.156%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 346,000 349,059
2021-HQA4, M1, 144A, FRN, 5.306%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 32,094 32,115
2022-DNA2, M1A, 144A, FRN, 5.656%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 40,932 40,938
2022-DNA3, M1B, 144A, FRN, 7.256%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 12,000 12,352
2022-DNA5, M1A, 144A, FRN, 7.306%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 115,129 117,450
2022-DNA6, M1A, 144A, FRN, 6.506%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 4,778 4,805
2022-DNA6, M1B, 144A, FRN, 8.056%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 12,000 12,619
2022-HQA1, M1A, 144A, FRN, 6.456%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 3,553 3,570
2022-HQA2, M1A, 144A, FRN, 7.006%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 238,779 243,696
2022-HQA3, M1A, 144A, FRN, 6.656%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 28,129 28,559
2023-DNA1, M1A, 144A, FRN, 6.448%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 61,516 62,414
2023-HQA2, M1A, 144A, FRN, 6.356%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 14,708 14,776
2023-HQA3, A1, 144A, FRN, 6.206%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 30,141 30,497
2023-HQA3, M1, 144A, FRN, 6.206%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 26,403 26,566
2025-DNA1, A1, 144A, FRN, 5.306%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 379,613 380,048
2025-DNA3, M1, 144A, FRN, 5.47%, (30-day SOFR Average +
1.1%), 9/25/45 .................................... United States 227,000 227,709
j
FNMA Connecticut Avenue Securities Trust ,
2015-C04, 1M2, FRN, 10.171%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 334,754 336,017
2016-C01, 1M2, FRN, 11.221%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 107,381 109,583

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C01, 2M2, FRN, 11.421%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 63,170 $ 64,466
2016-C02, 1M2, FRN, 10.471%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 37,204 37,637
2016-C03, 2M2, FRN, 10.371%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 13,588 13,796
2016-C04, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 240,055 244,822
2016-C05, 2M2, FRN, 8.921%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 196,005 199,217
2016-C06, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 106,537 108,197
2016-C07, 2M2, FRN, 8.821%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 157,817 162,254
2017-C02, 2M2C, FRN, 8.121%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 24,884 25,210
2017-C06, 2M2C, FRN, 7.271%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 44,624 45,394
b
2021-R03, 1M2, 144A, FRN, 6.006%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 102,000 102,514
b
2022-R01, 1M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 23,754 23,735
b
2022-R01, 1M2, 144A, FRN, 6.256%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 100,000 101,435
b
2022-R02, 2M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 33,937 33,929
b
2022-R02, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 380,000 387,899
b
2022-R03, 1M2, 144A, FRN, 7.856%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 44,000 45,420
b
2022-R04, 1M2, 144A, FRN, 7.456%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 44,000 45,232
b
2022-R05, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 497,000 510,532
b
2022-R07, 1M1, 144A, FRN, 7.298%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 28,967 29,728
b
2022-R08, 1M1, 144A, FRN, 6.906%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 25,167 25,822
b
2022-R09, 2M1, 144A, FRN, 6.848%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 51,601 52,338
b
2023-R01, 1M1, 144A, FRN, 6.748%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 17,245 17,654
b
2023-R02, 1M1, 144A, FRN, 6.656%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 33,895 34,526
b
2023-R06, 1M1, 144A, FRN, 6.056%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 16,585 16,642
b
2023-R07, 2M1, 144A, FRN, 6.298%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 7,607 7,644
b
2024-R03, 2M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 13,407 13,415
b
2024-R04, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 27,817 27,843
b
2024-R05, 2M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 3,975 3,975
b
2024-R06, 1A1, 144A, FRN, 5.506%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 123,221 123,685

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R06, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 15,517 $ 15,512
b
2025-R01, 1A1, 144A, FRN, 5.298%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 98,940 99,055
b
2025-R01, 1M1, 144A, FRN, 5.448%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 98,019 98,111
b
2025-R02, 1A1, 144A, FRN, 5.348%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 106,876 107,063
b
2025-R02, 1M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 281,041 281,214
b
2025-R03, 2A1, 144A, FRN, 5.806%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 18,973 19,101
b
2025-R04, 1A1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 68,512 68,621
b
2025-R04, 1M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 182,815 183,346
b
J.P. Morgan Mortgage Trust ,
j
2024-9, A11, 144A, FRN, 5.706%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 111,120 111,427
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 60,547 61,074
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 124,936 126,335
j
2025-1, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 175,196 175,089
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 124,733 125,058
b,m
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.162% , 8/26/47 .............................. United States 19,647 19,650
b
OBX Trust ,
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 212,907 215,539
j
2025-J2, AF, 144A, FRN, 5.656%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 99,904 99,963
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 404,364 413,753
b,m
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 83,575 83,037
b,m
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 56,679 53,418
b,m
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, FRN, 3%, 4/25/60 .................. United States 455,160 447,461
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 403,000 366,227
2021-3, A1, 144A, FRN, 1.127%, 6/25/56 ................ United States 98,612 87,513
b,j
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 425,000 425,184
2025-1, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 423,000 429,263
2025-3, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 420,000 421,709
j
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.632%, (1-month SOFR + 0.474%),
1/25/37 ......................................... United States 65,824 58,900
2007-AR7, 1A1, FRN, 5.122%, (1-month SOFR + 0.964%),
5/25/47 ......................................... United States 335,329 275,153
b,m
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 174,000 165,588

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
WaMu Mortgage Pass-Through Certificates Trust ,
j
2004-AR13, A2B, FRN, 5.152%, (1-month SOFR + 0.994%),
11/25/34 ........................................ United States 77,595 $ 74,984
m
2004-AR3, A2, FRN, 5.375%, 6/25/34 .................. United States 73,171 69,489
j
2005-AR9, A1C3, FRN, 5.232%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 75,996 74,553
11,543,218
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $11,706,921) ...............
11,543,218
Agency Commercial Mortgage-Backed Securities 1.3%
Financial Services 1.3%
FHLMC ,
j
3065, DC, FRN, 6.4%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 31,464 32,818
3391, Strip, 4/15/37 ................................ United States 1,872 1,642
j
3408, EK, FRN, 7.74%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 20,348 24,334
j
406, F30, FRN, 5.506%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 188,506 189,850
j,l
4326, GS, IO, FRN, 1.563%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,495,236 264,018
l
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,568,591 288,340
l
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,128,993 508,253
l
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,130,830 440,367
l
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,475,253 256,358
l
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,391,407 528,863
l
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,321,363 465,522
l
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 2,938,765 759,269
l
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,307,212 437,271
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 633 534
2007-14, KO, Strip, 3/25/37 .......................... United States 3,727 3,169
l
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,664,336 616,114
l
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,253,936 328,684
l
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,353,936 424,002
l
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,824,319 315,971
j
2024-89, FA, FRN, 5.556%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 332,894 334,571
j
2024-98, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 229,305 230,210
j
2025-41, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 167,378 168,050
b,m
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.175% ,
10/25/48 ........................................ United States 18,995 18,936
GNMA ,
l,m
2015-H26, EI, IO, FRN, 1.749%, 10/20/65 ............... United States 401,215 12,703
l,m
2016-H16, LI, IO, FRN, 2.172%, 7/20/66 ................ United States 1,538,318 77,236
l
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,318,249 527,646
j
2023-152, FB, FRN, 5.539%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 273,900 278,300

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
j
2024-78, QF, FRN, 5.489%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 317,895 $ 318,868
7,851,899
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $6,369,639) ........
7,851,899
Total Long Term Investments (Cost $465,066,054) .............................
609,698,590
a
Short Term Investments 8.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.2%
p
U.S. Treasury Bills ,
q
2.01%, 10/02/25 ................................... United States 12,000,000 11,998,661
3.83%, 1/20/26 ................................... United States 12,500,000 12,352,964
24,351,625
Total U.S. Government and Agency Securities (Cost $24,351,466) ...............
24,351,625
Shares
Management Investment Companies 3.6%
r,s
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 20,851,137 20,851,137
Total Management Investment Companies (Cost $20,851,137) ..................
20,851,137
Money Market Funds 0.3%
s,t
JPMorgan US Dollar Treasury Liquidity Fund, 3.98% ......... United States 1,987,673 1,987,673
Total Money Market Funds (Cost $1,987,673) .................................
1,987,673
Total Short Term Investments (Cost $47,190,276 ) ..............................
47,190,435
a
Total Investments (Cost $512,256,330) 112.5% ................................
$656,889,025
TBA Sale Commitments (1.0)% ..............................................
(5,772,573)
Other Assets, less Liabilities (11.5)% ........................................
(66,779,236)
Net Assets 100.0% .........................................................
$584,337,216
a a a
Principal
Amount
*
u
TBA Sale Commitments (1.0)%
Mortgage-Backed Securities (1.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.0)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 10/25/55 ................................. United States (1,000,000) (878,514)
4.5%, TBA, 10/25/55 ............................... United States (3,000,000) (2,910,276)
5%, TBA, 10/25/55 ................................. United States (2,000,000) (1,983,783)
(5,772,573)
Total TBA Sale Commitments (Proceeds $(5,801,367)) .........................
$(5,772,573)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $68,494,045, representing 11.7% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(f) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(e).
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
p
The rate shown represents the yield at period end.
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$11,053,762, representing 1.9% net assets.
r
See Note 3(g) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Asset Allocation Funds
Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At September 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 836 $ 8,747,068 12/17/25 $ (46,039)
Equity contracts
MSCI EAFE Index ............................ Short 234 32,588,010 12/19/25 130,051
Russell 2000 E-Mini Index ...................... Short 44 5,402,100 12/19/25 (65,441)
S&P 500 E-Mini Index ......................... Short 366 123,319,125 12/19/25 (1,081,668)
S&P MidCap 400 E-Mini Index .................. Long 1 328,620 12/19/25 (12)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 57 6,412,500 12/19/25 6,139
U.S. Treasury 10 Year Notes .................... Long 30 3,375,000 12/19/25 7,703
U.S. Treasury 10 Year Ultra Notes ................ Short 22 2,531,719 12/19/25 (23,061)
U.S. Treasury 2 Year Notes ..................... Long 296 61,685,938 12/31/25 (40,899)
U.S. Treasury 5 Year Notes ..................... Long 364 39,747,094 12/31/25 (43,155)
U.S. Treasury Long Bonds ..................... Long 240 27,982,500 12/19/25 581,108
U.S. Treasury Ultra Bonds ...................... Long 115 13,807,188 12/19/25 418,052
Total Futures Contracts ...................................................................... $(157,222)
*
As of period end.
#
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Israeli New Shekel .. JPHQ Buy 20,595 6,210 10/06/25 $ 8 $ —
Australian Dollar .... BZWS Buy 91,400 60,178 10/15/25 313 —
Australian Dollar .... GSCO Sell 26,900 17,823 10/15/25 20 —
Australian Dollar .... MSCO Buy 208,600 137,027 10/15/25 1,171 (140)
Australian Dollar .... MSCO Sell 128,100 83,086 10/15/25 — (1,694)
Australian Dollar .... SSBT Buy 942,200 618,602 10/15/25 4,976 —
Australian Dollar .... UBSW Buy 997,800 655,107 10/15/25 5,269 —
Canadian Dollar .... BZWS Sell 4,700 3,447 10/15/25 68 —
Canadian Dollar .... JPHQ Sell 297,600 218,462 10/15/25 4,481 —
Canadian Dollar .... MSCO Sell 1,421,000 1,042,234 10/15/25 20,504 —
Canadian Dollar .... SSBT Sell 65,900 48,445 10/15/25 1,062 —
Canadian Dollar .... UBSW Sell 117,200 86,036 10/15/25 1,766 —
Israeli New Shekel .. BZWS Buy 90,500 27,211 10/15/25 112 —
Israeli New Shekel .. CITI Buy 1,800 541 10/15/25 2 —
Israeli New Shekel .. HSBK Buy 364,900 108,891 10/15/25 1,276 —
Israeli New Shekel .. SSBT Buy 11,400 3,403 10/15/25 39 —
Israeli New Shekel .. UBSW Buy 231,400 69,060 10/15/25 802 —
New Zealand Dollar . MSCO Buy 49,400 29,757 10/15/25 — (1,103)
Chinese Yuan ...... SSBT Sell 3,999,600 560,107 11/19/25 — (2,951)
Hong Kong Dollar ... BZWS Buy 580,100 74,560 11/19/25 71 —
Hong Kong Dollar ... GSCO Buy 54,500 7,005 11/19/25 7 —
Hong Kong Dollar ... GSCO Sell 562,600 72,345 11/19/25 — (35)

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Schedule of Investments
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... HSBK Sell 5,390,900 692,928 11/19/25 $ 68 $ (695)
Hong Kong Dollar ... MSCO Sell 1,909,800 245,974 11/19/25 273 —
Hong Kong Dollar ... SSBT Buy 659,900 84,821 11/19/25 77 —
Hong Kong Dollar ... SSBT Sell 55,200 7,102 11/19/25 1 —
Hong Kong Dollar ... UBSW Buy 292,700 37,613 11/19/25 43 —
Japanese Yen ...... BOFA Buy 40,410,500 277,863 11/19/25 — (3,217)
Japanese Yen ...... BZWS Sell 23,026,200 158,325 11/19/25 1,830 —
Japanese Yen ...... GSCO Buy 46,571,200 319,786 11/19/25 — (3,269)
Japanese Yen ...... GSCO Sell 2,808,700 19,186 11/19/25 120 (23)
Japanese Yen ...... HSBK Buy 20,431,200 139,978 11/19/25 — (1,119)
Japanese Yen ...... HSBK Sell 6,035,300 41,026 11/19/25 8 —
Japanese Yen ...... JPHQ Buy 2,739,300 18,836 11/19/25 — (218)
Japanese Yen ...... MSCO Buy 209,882,300 1,432,476 11/19/25 — (6,029)
Japanese Yen ...... MSCO Sell 17,199,800 117,476 11/19/25 593 (17)
Japanese Yen ...... SSBT Buy 12,561,900 85,733 11/19/25 — (357)
Japanese Yen ...... UBSW Buy 19,599,200 134,097 11/19/25 — (892)
Singapore Dollar .... BZWS Buy 6,600 5,187 11/19/25 — (51)
Singapore Dollar .... HSBK Buy 293,600 230,201 11/19/25 — (1,730)
Singapore Dollar .... HSBK Sell 600 467 11/19/25 — —
Singapore Dollar .... SSBT Buy 379,600 297,618 11/19/25 — (2,224)
British Pound ...... BOFA Buy 110,700 150,039 12/17/25 — (1,145)
British Pound ...... BOFA Sell 17,600 24,047 12/17/25 375 —
British Pound ...... BZWS Buy 28,800 39,034 12/17/25 — (297)
British Pound ...... GSCO Sell 28,400 38,076 12/17/25 — (123)
British Pound ...... HSBK Buy 10,100 13,689 12/17/25 — (104)
British Pound ...... HSBK Sell 36,100 48,554 12/17/25 — (1)
British Pound ...... JPHQ Sell 871,600 1,185,200 12/17/25 12,874 —
British Pound ...... MSCO Buy 258,700 349,451 12/17/25 — (1,491)
British Pound ...... MSCO Sell 483,100 654,337 12/17/25 4,554 —
British Pound ...... SSBT Sell 287,600 390,000 12/17/25 3,170 —
British Pound ...... TDOM Sell 156,300 211,957 12/17/25 1,729 —
British Pound ...... UBSW Sell 788,300 1,068,974 12/17/25 8,689 —
Danish Krone ...... BOFA Buy 852,600 134,828 12/17/25 — (27)
Danish Krone ...... CITI Sell 415,200 65,652 12/17/25 6 —
Danish Krone ...... HSBK Sell 106,000 16,758 12/17/25 — (1)
Danish Krone ...... MSCO Buy 41,600 6,641 12/17/25 — (64)
Danish Krone ...... MSCO Sell 3,237,300 512,938 12/17/25 1,112 (12)
Danish Krone ...... SSBT Buy 70,700 11,177 12/17/25 1 —
Danish Krone ...... UBSW Sell 179,400 28,363 12/17/25 — (1)
Euro ............. BOFA Sell 156,300 184,326 12/17/25 2 —
Euro ............. BZWS Sell 668,500 788,360 12/17/25 — (2)
Euro ............. GSCO Sell 16,600 19,576 12/17/25 — —
Euro ............. HSBK Buy 33,300 39,271 12/17/25 — —
Euro ............. HSBK Sell 44,400 52,275 12/17/25 — (86)
Euro ............. JPHQ Sell 269,200 317,446 12/17/25 — (22)
Euro ............. MSCO Buy 99,100 116,337 12/17/25 532 —
Euro ............. MSCO Sell 517,900 610,805 12/17/25 169 (125)
Euro ............. SSBT Buy 89,900 107,044 12/17/25 — (1,024)
Euro ............. SSBT Sell 46,400 54,708 12/17/25 — (11)
Euro ............. TDOM Sell 60,500 71,334 12/17/25 — (13)
Euro ............. UBSW Sell 57,400 67,677 12/17/25 — (15)
Euro ............. WPAC Sell 287,700 339,174 12/17/25 — (111)
Norwegian Krone ... CITI Sell 33,600 3,371 12/17/25 3 —
Norwegian Krone ... HSBK Sell 7,100 718 12/17/25 7 —
Norwegian Krone ... JPHQ Sell 3,932,500 397,855 12/17/25 3,714 —
Norwegian Krone ... MSCO Buy 87,400 8,870 12/17/25 — (111)
Swedish Krona ..... BOFA Buy 72,600 7,842 12/17/25 — (93)

Putnam Asset Allocation Funds
Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At September 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... BZWS Buy 7,998,900 863,961 12/17/25 $ — $ (10,191)
Swedish Krona ..... CITI Sell 51,900 5,543 12/17/25 4 —
Swedish Krona ..... HSBK Buy 3,554,400 383,925 12/17/25 — (4,542)
Swedish Krona ..... MSCO Sell 1,070,100 115,393 12/17/25 1,175 —
Swedish Krona ..... SSBT Buy 763,500 82,330 12/17/25 — (837)
Swedish Krona ..... TDOM Buy 3,249,600 350,410 12/17/25 — (3,561)
Swiss Franc ....... BOFA Buy 120,800 153,231 12/17/25 — (74)
Swiss Franc ....... BZWS Buy 12,000 15,224 12/17/25 — (9)
Swiss Franc ....... GSCO Buy 122,800 155,771 12/17/25 — (78)
Swiss Franc ....... HSBK Buy 53,300 67,611 12/17/25 — (34)
Swiss Franc ....... JPHQ Buy 516,100 654,746 12/17/25 — (404)
Swiss Franc ....... MSCO Buy 115,500 146,686 12/17/25 — (249)
Swiss Franc ....... SSBT Sell 278,100 353,137 12/17/25 556 (10)
Swiss Franc ....... UBSW Buy 266,700 338,966 12/17/25 — (828)
Total Forward Exchange Contracts ................................................... $83,632 $(51,460)
Net unrealized appreciation (depreciation) ............................................ $32,172
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 4,518,000 $ 366,501 $ 217,886 $ 148,615
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 59,386,000 1,344,068 1,344,068 —
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,710,569 $1,561,954 $148,615
Total Credit Default Swap Contracts .................................... $1,710,569 $ 1,561,954 $148,615
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Schedule of Investments
At September 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 24,235,000 $ (85,311) $ 40,020 $ (125,331)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 20,113,000 63,047 26,230 36,817
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 26,093,000 (305,784) 81,711 (387,495)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 4,405,000 47,575 14,194 33,381
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 11,469,000 (98,598) (52,878) (45,720)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 13,263,000 246,897 40,295 206,602
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 3,298,000 66,929 60,433 6,496
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 1,067,000 9,742 6,308 3,434
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 5,080,000 88,533 8,312 80,221
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 15,000 314 (85) 399
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 1,924,000 (15,703) (12,414) (3,289)
Total Interest Rate Swap Contracts ................................. $17,641 $ 212,126 $(194,485)
*
In U.S. dollars unless otherwise indicated.

Putnam Asset Allocation Funds
Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At September 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 12/16/25 12,639,795 $ 211,741
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 9/18/26 9,611,390 (14,872)
Short
(b)
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 12/16/25 12,158,883 (56,195)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 9/18/26 9,601,080 16,647
Total Return Swap Contracts .................................................................... $157,321
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
Inpex Corp Energy 4,511 $ 81,643 0.63%
Lam Research Corp Information Technology 563 75,368 0.58%
Expedia Group Inc Consumer Discretionary 346 73,947 0.57%
Novartis AG Health Care 582 73,229 0.57%
Uber Technologies Inc Industrials 746 73,089 0.57%
Keysight Technologies Inc Information Technology 414 72,426 0.56%
Endesa SA Utilities 2,222 71,056 0.55%
Osaka Gas Co Ltd Utilities 2,438 70,789 0.55%
Kirin Holdings Co Ltd Consumer Staples 4,818 70,705 0.55%
Exxon Mobil Corp Energy 625 70,465 0.55%
Dai Nippon Printing Co Ltd Industrials 4,133 70,391 0.55%
Garmin Ltd Consumer Discretionary 284 69,892 0.54%
Telenor ASA Communication Services 4,184 69,350 0.54%
Idemitsu Kosan Co Ltd Energy 10,045 69,105 0.54%
MSCI Inc Financials 121 68,877 0.53%
SS&C Technologies Holdings Inc Industrials 772 68,564 0.53%
AT&T Inc Communication Services 2,421 68,379 0.53%
Holcim AG Materials 802 67,879 0.53%
Graco Inc Industrials 798 67,798 0.53%
Netflix Inc Communication Services 56 67,703 0.52%
Smiths Group PLC Industrials 2,136 67,626 0.52%
ConocoPhillips Energy 715 67,623 0.52%
Eni SpA Energy 3,844 67,143 0.52%
Altria Group Inc Consumer Staples 1,014 67,001 0.52%
United Utilities Group PLC Utilities 4,310 66,528 0.52%
Fortum Oyj Utilities 3,511 66,444 0.52%
PepsiCo Inc Consumer Staples 473 66,396 0.51%
TotalEnergies SE Energy 1,091 66,284 0.51%
Rio Tinto PLC Materials 1,004 66,082 0.51%
Veralto Corp Industrials 619 66,025 0.51%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Schedule of Investments
Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
Iberdrola SA Utilities 3,473 $ 65,727 0.51%
E.ON SE Utilities 3,472 65,332 0.51%
Veeva Systems Inc Health Care 218 64,852 0.50%
Automatic Data Processing Inc Industrials 221 64,759 0.50%
Weyerhaeuser Co Real Estate 2,605 64,582 0.50%
Avery Dennison Corp Materials 397 64,396 0.50%
PayPal Holdings Inc Financials 959 64,298 0.50%
Tokyo Gas Co Ltd Utilities 1,799 64,130 0.50%
Engie SA Utilities 2,986 64,042 0.50%
Imperial Oil Ltd Energy 705 63,966 0.50%
Honeywell International Inc Industrials 304 63,911 0.50%
Norsk Hydro ASA Materials 9,399 63,678 0.49%
Illumina Inc Health Care 665 63,151 0.49%
Danone SA Consumer Staples 722 62,945 0.49%
Amadeus IT Group SA Consumer Discretionary 792 62,853 0.49%
Sekisui Chemical Co Ltd Industrials 3,328 62,091 0.48%
Airbnb Inc Consumer Discretionary 510 61,928 0.48%
NN Group NV Financials 877 61,698 0.48%
Telia Co AB Communication Services 16,063 61,296 0.48%
WH Group Ltd Consumer Staples 56,476 61,191 0.47%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Valero Energy Corp Energy 738 125,572 1.31%
General Motors Co Consumer Discretionary 2,035 124,100 1.29%
Johnson Controls International plc Industrials 1,112 122,317 1.27%
Uber Technologies Inc Industrials 1,226 120,123 1.25%
Pegasystems Inc Information Technology 2,067 118,836 1.24%
NRG Energy Inc Utilities 730 118,295 1.23%
DoorDash Inc Consumer Discretionary 434 118,053 1.23%
Tapestry Inc Consumer Discretionary 1,025 116,085 1.21%
Pure Storage Inc Information Technology 1,377 115,435 1.20%
Booking Holdings Inc Consumer Discretionary 21 114,439 1.19%
Axis Capital Holdings Ltd Financials 1,180 113,023 1.18%
Exelixis Inc Health Care 2,721 112,394 1.17%
MGIC Investment Corp Financials 3,958 112,293 1.17%
QUALCOMM Inc Information Technology 672 111,843 1.16%
Howmet Aerospace Inc Industrials 568 111,497 1.16%
Netflix Inc Communication Services 92 110,181 1.15%
Unum Group Financials 1,397 108,622 1.13%
AutoNation Inc Consumer Discretionary 493 107,873 1.12%
Arista Networks Inc Information Technology 736 107,206 1.12%
State Street Corp Financials 921 106,797 1.11%
Cheniere Energy Inc Energy 449 105,586 1.10%
Cadence Design Systems Inc Information Technology 300 105,265 1.10%
Freeport-McMoRan Inc Materials 2,648 103,851 1.08%
Natera Inc Health Care 642 103,266 1.07%
Equitable Holdings Inc Financials 1,999 101,517 1.06%
Vornado Realty Trust Real Estate 2,502 101,403 1.06%
Synchrony Financial Financials 1,416 100,626 1.05%
Virtu Financial Inc Financials 2,738 97,194 1.01%
Cirrus Logic Inc Information Technology 760 95,178 0.99%
Regeneron Pharmaceuticals Inc Health Care 169 94,757 0.99%
Rubrik Inc Information Technology 1,152 94,711 0.99%
Spotify Technology SA Communication Services 135 94,164 0.98%
Curtiss-Wright Corp Industrials 172 93,415 0.97%
American International Group Inc Financials 1,182 92,800 0.97%
Toll Brothers Inc Consumer Discretionary 659 90,998 0.95%

Putnam Asset Allocation Funds
Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Allison Transmission Holdings Inc Industrials 1,040 $ 88,250 0.92%
Affiliated Managers Group Inc Financials 368 87,701 0.91%
Docusign Inc Information Technology 1,174 84,661 0.88%
Boyd Gaming Corp Consumer Discretionary 946 81,795 0.85%
Textron Inc Industrials 966 81,630 0.85%
eBay Inc Consumer Discretionary 896 81,529 0.85%
NVR Inc Consumer Discretionary 10 76,959 0.80%
Louisiana-Pacific Corp Materials 838 74,423 0.77%
Ulta Beauty Inc Consumer Discretionary 135 73,919 0.77%
Edison International Utilities 1,322 73,061 0.76%
Southwest Airlines Co Industrials 2,280 72,746 0.76%
Manhattan Associates Inc Information Technology 349 71,603 0.75%
Ventas Inc Real Estate 1,001 70,055 0.73%
Dropbox Inc Information Technology 2,267 68,486 0.71%
Duolingo Inc Consumer Discretionary 205 65,997 0.69%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Ferrovial SE Industrials 1,226 70,272 0.57%
Atmos Energy Corp Utilities 406 69,378 0.57%
Salmar ASA Consumer Staples 1,299 69,368 0.57%
Equifax Inc Industrials 265 68,032 0.56%
Antofagasta PLC Materials 1,836 67,998 0.55%
Imperial Brands PLC Consumer Staples 1,589 67,560 0.55%
Lennar Corp Consumer Discretionary 535 67,378 0.55%
Sigma Healthcare Ltd Health Care 33,996 66,917 0.55%
Realty Income Corp Real Estate 1,100 66,868 0.55%
Keppel Ltd Industrials 9,609 66,484 0.54%
Singapore Telecommunications Ltd Communication Services 20,464 65,556 0.53%
Nutrien Ltd Materials 1,101 64,643 0.53%
Orange SA Communication Services 3,951 64,109 0.52%
International Paper Co Materials 1,377 63,898 0.52%
Southern Co/The Utilities 674 63,861 0.52%
Hermes International SCA Consumer Discretionary 26 63,525 0.52%
Marriott International Inc/MD Consumer Discretionary 243 63,246 0.52%
Diamondback Energy Inc Energy 442 63,245 0.52%
RELX PLC Industrials 1,313 62,863 0.51%
Cellnex Telecom SA Communication Services 1,802 62,447 0.51%
Infrastrutture Wireless Italiane SpA Communication Services 5,297 62,302 0.51%
Swisscom AG Communication Services 86 62,064 0.51%
EssilorLuxottica SA Health Care 191 61,961 0.51%
Allianz SE Financials 147 61,701 0.50%
Haleon PLC Health Care 13,750 61,530 0.50%
Wilmar International Ltd Consumer Staples 27,629 61,080 0.50%
Coca-Cola Co/The Consumer Staples 918 60,874 0.50%
Royalty Pharma PLC Health Care 1,719 60,639 0.49%
Saputo Inc Consumer Staples 2,494 60,579 0.49%
Air Products and Chemicals Inc Materials 221 60,201 0.49%
Waste Connections Inc Industrials 340 59,706 0.49%
Aker BP ASA Energy 2,331 59,129 0.48%
Swiss Life Holding AG Financials 54 58,342 0.48%
Visa Inc Financials 170 58,064 0.47%
Dominion Energy Inc Utilities 948 57,973 0.47%
Pernod Ricard SA Consumer Staples 589 57,859 0.47%
Martin Marietta Materials Inc Materials 91 57,093 0.47%
U-Haul Holding Co Industrials 1,120 57,032 0.47%
PPL Corp Utilities 1,499 55,685 0.45%
Alamos Gold Inc Materials 1,596 55,637 0.45%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Schedule of Investments
Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Walmart Inc Consumer Staples 536 $ 55,212 0.45%
Thomson Reuters Corp Industrials 355 55,088 0.45%
CMS Energy Corp Utilities 747 54,739 0.45%
FUJIFILM Holdings Corp Information Technology 2,189 54,549 0.45%
Paychex Inc Industrials 424 53,760 0.44%
Straumann Holding AG Health Care 503 53,714 0.44%
Bureau Veritas SA Industrials 1,711 53,570 0.44%
Aeon Co Ltd Consumer Staples 4,364 53,043 0.43%
Masco Corp Industrials 747 52,556 0.43%
Metso Oyj Industrials 3,800 52,169 0.43%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Synopsys Inc Information Technology 282 138,933 1.45%
Micron Technology Inc Information Technology 755 126,370 1.32%
DT Midstream Inc Energy 1,109 125,381 1.31%
Take-Two Interactive Software Inc Communication Services 484 125,103 1.30%
Diamondback Energy Inc Energy 867 124,002 1.29%
BWX Technologies Inc Industrials 668 123,187 1.28%
Royal Caribbean Cruises Ltd Consumer Discretionary 373 120,654 1.26%
Dell Technologies Inc Information Technology 849 120,400 1.25%
SoFi Technologies Inc Financials 4,375 115,576 1.20%
MKS Inc Information Technology 924 114,405 1.19%
Roivant Sciences Ltd Health Care 7,376 111,604 1.16%
Blue Owl Capital Inc Financials 6,466 109,474 1.14%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 4,277 105,331 1.10%
Lithia Motors Inc Consumer Discretionary 332 105,005 1.09%
Carnival Corp Consumer Discretionary 3,568 103,143 1.07%
Gen Digital Inc Information Technology 3,624 102,876 1.07%
Monolithic Power Systems Inc Information Technology 111 102,034 1.06%
Aon PLC Financials 275 97,882 1.02%
Domino's Pizza Inc Consumer Discretionary 226 97,369 1.01%
Kinsale Capital Group Inc Financials 222 94,318 0.98%
Ross Stores Inc Consumer Discretionary 596 90,862 0.95%
RPM International Inc Materials 765 90,212 0.94%
Tyler Technologies Inc Information Technology 171 89,199 0.93%
Equifax Inc Industrials 335 85,966 0.90%
PTC Inc Information Technology 417 84,596 0.88%
Affirm Holdings Inc Financials 1,152 84,189 0.88%
Bunge Global SA Consumer Staples 1,032 83,844 0.87%
Royal Gold Inc Materials 418 83,819 0.87%
Jack Henry & Associates Inc Financials 555 82,654 0.86%
NU Holdings Ltd/Cayman Islands Financials 4,952 79,281 0.83%
Somnigroup International Inc Consumer Discretionary 935 78,850 0.82%
Texas Instruments Inc Information Technology 427 78,407 0.82%
Fox Corp Communication Services 1,365 78,217 0.82%
Entegris Inc Information Technology 808 74,729 0.78%
Watsco Inc Industrials 185 74,637 0.78%
NIKE Inc Consumer Discretionary 1,055 73,581 0.77%
Coherent Corp Information Technology 661 71,237 0.74%
LPL Financial Holdings Inc Financials 214 71,192 0.74%
Albemarle Corp Materials 877 71,133 0.74%
elf Beauty Inc Consumer Staples 536 70,978 0.74%
Healthcare Realty Trust Inc Real Estate 3,884 70,023 0.73%
Expand Energy Corp Energy 649 68,994 0.72%
Amdocs Ltd Information Technology 834 68,439 0.71%
Marriott International Inc/MD Consumer Discretionary 258 67,168 0.70%
CH Robinson Worldwide Inc Industrials 502 66,480 0.69%

Putnam Asset Allocation Funds
Schedule of Investments
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
Stanley Black & Decker Inc Industrials 876 $ 65,086 0.68%
T Rowe Price Group Inc Financials 629 64,590 0.67%
Arthur J Gallagher & Co Financials 198 61,180 0.64%
Alphabet Inc Communication Services 248 60,367 0.63%
General Electric Co Industrials 200 60,099 0.63%
See Note  8  regarding other derivative information.
See A bbreviations on page 96
.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $491,405,193
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 20,851,137
Value - Unaffiliated issuers .................................................................. $636,037,888
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 20,851,137
Cash .................................................................................... 222,674
Receivables:
Investment securities sold ................................................................... 3,318,458
Receivable for sales of TBA securities (Note 1 d ) .................................................. 5,801,367
Capital shares sold ........................................................................ 2,397,953
Dividends and interest ..................................................................... 1,077,817
European Union tax reclaims (Note 1 h ) ......................................................... 317,551
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 2,872,100
Unrealized appreciation on OTC forward exchange contracts .......................................... 83,632
Unrealized appreciation on OTC swap contracts .................................................... 228,388
Prepaid expenses .......................................................................... 114,392
Total assets .......................................................................... 673,323,357
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,445,774
Payable for purchases of TBA securities (Note 1 d ) ................................................ 65,857,903
Capital shares redeemed ................................................................... 255,271
Management fees ......................................................................... 238,284
Administrative fees ........................................................................ 2,195
Distribution fees .......................................................................... 101,576
Transfer agent fees ........................................................................ 135,360
Trustees' fees and expenses ................................................................. 134,598
Variation margin on futures contracts ........................................................... 435,062
Variation margin on centrally cleared swap contracts ............................................... 158,841
Deposits from brokers for:
OTC derivative contracts .................................................................. 130,000
Unrealized depreciation on OTC swap contracts .................................................... 71,067
Unrealized depreciation on OTC forward exchange contracts .......................................... 51,460
TBA sale commitments, at value (proceeds $5,801,367) (Note 1d) ...................................... 5,772,573
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 9,663
Accrued expenses and other liabilities ........................................................... 186,514
Total liabilities ......................................................................... 88,986,141
Net assets, at value ................................................................. $584,337,216
Net assets consist of:
Paid-in capital ............................................................................. $492,010,642
Total distributable earnings (losses) ............................................................. 92,326,574
Net assets, at value ................................................................. $584,337,216

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Class A:
Net assets, at value ....................................................................... $353,722,053
Shares outstanding ........................................................................ 31,191,432
Net asset value per share
a ,b
.................................................................. $11.34
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $12.03
Class C:
Net assets, at value ....................................................................... $32,979,112
Shares outstanding ........................................................................ 2,964,338
Net asset value and maximum offering price per share
a ,b
............................................ $11.13
Class P:
Net assets, at value ....................................................................... $23,903,284
Shares outstanding ........................................................................ 2,095,650
Net asset value and maximum offering price per share
b
............................................. $11.41
Class R:
Net assets, at value ....................................................................... $4,866,291
Shares outstanding ........................................................................ 412,957
Net asset value and maximum offering price per share
b
............................................. $11.78
Class R5:
Net assets, at value ....................................................................... $2,137
Shares outstanding ........................................................................ 187
Net asset value and maximum offering price per share
b
............................................. $11.44
Class R6:
Net assets, at value ....................................................................... $63,906,015
Shares outstanding ........................................................................ 5,598,705
Net asset value and maximum offering price per share
b
............................................. $11.41
Class Y:
Net assets, at value ....................................................................... $104,958,324
Shares outstanding ........................................................................ 9,192,918
Net asset value and maximum offering price per share
b
............................................. $11.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Investment income:
Dividends: (net of foreign taxes of $275,488)
Unaffiliated issuers ........................................................................ $4,714,323
Non-controlled affiliates (Note 3 g ) ............................................................. 866,247
Interest:
Unaffiliated issuers ........................................................................ 11,838,438
Other income (Note 1 h ) ...................................................................... 97,760
Total investment income ................................................................... 17,516,768
Expenses:
Management fees (Note 3 a ) ................................................................... 2,878,662
Administrative fees (Note 3 b ) .................................................................. 11,641
Distribution fees: (Note 3c )
    Class A ................................................................................ 880,851
    Class C ................................................................................ 359,209
    Class R ................................................................................ 22,491
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 425,329
    Class C ................................................................................ 43,288
    Class P ................................................................................ 2,061
    Class R ................................................................................ 5,427
    Class R5 ............................................................................... 4
    Class R6 ............................................................................... 31,982
    Class Y ................................................................................ 114,532
Custodian fees (Note 4 ) ...................................................................... 87,278
Reports to shareholders fees .................................................................. 69,759
Registration and filing fees .................................................................... 102,139
Professional fees ........................................................................... 189,912
Trustees' fees and expenses (Note 3f) ........................................................... 20,922
Organization costs (Note 1j) ................................................................... 13,835
Interest expense ........................................................................... 664
Other .................................................................................... 18,976
Total expenses ......................................................................... 5,278,962
Expense reductions (Note 4 ) ............................................................... (13,286)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (94)
Net expenses ......................................................................... 5,265,582
Net investment income ................................................................ 12,251,186

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Conservative
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 19,088,953
Written options ........................................................................... 306,904
Foreign currency transactions ................................................................ 6,909
Forward exchange contracts ................................................................. (146,339)
Futures contracts ......................................................................... (25,850,631)
TBA sale commitments ..................................................................... (238,927)
Swap contracts ........................................................................... 266,308
Net realized gain (loss) .................................................................. (6,566,823)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 32,255,937
Translation of other assets and liabilities denominated in foreign currencies .............................. 36,827
Written options ........................................................................... (253,359)
Forward exchange contracts ................................................................. 10,445
Futures contracts ......................................................................... 3,040,010
TBA sale commitments ..................................................................... 10,145
Swap contracts ........................................................................... 340,425
Net change in unrealized appreciation (depreciation) ............................................ 35,440,430
Net realized and unrealized gain (loss) ............................................................ 28,873,607
Net increase (decrease) in net assets resulting from operations .......................................... $41,124,793
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Dynamic Asset Allocation
Conservative Fund
Year Ended
September 30, 2025*
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,251,186 $12,496,099
Net realized gain (loss) ................................................. (6,566,823) 25,687,382
Net change in unrealized appreciation (depreciation) ........................... 35,440,430 63,774,356
Net increase (decrease) in net assets resulting from operations ................ 41,124,793 101,957,837
Distributions to shareholders:
Class A ............................................................. (18,077,179) (8,613,406)
Class B ............................................................. — (17,486)
Class C ............................................................. (1,712,027) (809,651)
Class P ............................................................. (1,058,377) (301,118)
Class R ............................................................. (204,386) (92,067)
Class R5 ............................................................ (183) (321)
Class R6 ............................................................ (3,440,846) (1,795,554)
Class Y ............................................................. (4,776,019) (2,003,063)
Total distributions to shareholders .......................................... (29,269,017) (13,632,666)
Capital share transactions: (Note 2 )
Class A ............................................................. (21,624,707) (12,190,919)
Class B ............................................................. — (2,178,035)
Class C ............................................................. (9,186,903) (16,883,313)
Class P ............................................................. 6,491,431 6,221,187
Class R ............................................................. 525,267 (671,790)
Class R5 ............................................................ (3,379) (11,879)
Class R6 ............................................................ (5,138,717) (5,513,183)
Class Y ............................................................. 16,596,595 1,374,664
Total capital share transactions ............................................ (12,340,413) (29,853,268)
Net increase (decrease) in net assets ................................... (484,637) 58,471,903
Net assets:
Beginning of year ....................................................... 584,821,853 526,349,950
End of year ........................................................... $584,337,216 $584,821,853
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation conservative Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements
Putnam Dynamic Asset Allocation Conservative Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Conservative Fund (Fund) is
included in this report. The Fund offers seven classes of
shares: Class A, Class C, Class R, Class R5, Class R6,
Class P and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At September 30,
2025, the Fund had OTC derivatives in a net liability position of $19,469 and the aggregate value of collateral pledged for such contracts was $108,988.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price
risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Consolidated Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Dynamic Asset Allocation
Conservative Ltd. (FT Subsidiary)
Effective July 7, 2025, Fund invests in certain financial
instruments, warrants or commodity-linked derivative
investments through its investments in FT Subsidiary. FT
Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and
commodity-linked derivative investments consistent with the
investment objective of the Fund. At September 30, 2025,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At
September 30, 2025, the net assets of FT Subsidiary were
$2,198,102, representing 0.38% of the Fund's consolidated
net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Organization Costs
Organization costs were expensed as incurred.
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,981,485 $32,206,690 3,713,492 $38,345,400
Shares issued in reinvestment of distributions .......... 1,629,319 17,428,413 802,560 8,282,302
Shares redeemed ............................... (6,599,215) (71,259,810) (5,719,194) (58,818,621)
Net increase (decrease) .......................... (1,988,411) $(21,624,707) (1,203,142) $(12,190,919)
Class B Shares:
Shares sold ................................... — $— 1,069 $10,816
Shares issued in reinvestment of distributions .......... — — 1,654 16,566
Shares redeemed ............................... — — (214,700) (2,205,417)
Net increase (decrease) .......................... — $— (211,977) $(2,178,035)
Class C Shares:
Shares sold ................................... 445,578 $4,764,369 362,802 $3,710,400
Shares issued in reinvestment of distributions .......... 159,747 1,678,511 78,680 795,760
Shares redeemed
a
.............................. (1,467,387) (15,629,783) (2,120,088) (21,389,473)
Net increase (decrease) .......................... (862,062) $(9,186,903) (1,678,606) $(16,883,313)
Class P Shares:
Shares sold ................................... 1,450,586 $15,866,650 1,017,709 $10,788,402
Shares issued in reinvestment of distributions .......... 98,410 1,058,377 28,897 301,118
Shares redeemed ............................... (954,813) (10,433,596) (467,356) (4,868,333)
Net increase (decrease) .......................... 594,183 $6,491,431 579,250 $6,221,187
Class R Shares:
Shares sold ................................... 104,974 $1,191,027 74,655 $792,471
Shares issued in reinvestment of distributions .......... 18,363 204,165 8,088 86,438
Shares redeemed ............................... (75,481) (869,925) (143,843) (1,550,699)
Net increase (decrease) .......................... 47,856 $525,267 (61,100) $(671,790)
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R5 Shares:
Shares sold ................................... 32 $347 814 $8,552
Shares issued in reinvestment of distributions .......... 17 183 31 321
Shares redeemed ............................... (353) (3,909) (1,979) (20,752)
Net increase (decrease) .......................... (304) $(3,379) (1,134) $(11,879)
Class R6 Shares:
Shares sold ................................... 780,031 $8,499,882 925,107 $9,691,550
Shares issued in reinvestment of distributions .......... 317,936 3,420,817 172,350 1,786,116
Shares redeemed ............................... (1,570,100) (17,059,416) (1,657,699) (16,990,849)
Net increase (decrease) .......................... (472,133) $(5,138,717) (560,242) $(5,513,183)
Class Y Shares:
Shares sold ................................... 4,831,301 $52,573,638 2,996,724 $31,375,288
Shares issued in reinvestment of distributions .......... 427,615 4,604,809 184,062 1,911,953
Shares redeemed ............................... (3,736,490) (40,581,852) (3,159,527) (31,912,577)
Net increase (decrease) .......................... 1,522,426 $16,596,595 21,259 $1,374,664
a
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.503% of the Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary’s average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $31,132
CDSC retained .............................................................................. $2,932
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Consolidated Statement of Operations. Effective May
19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Conservative Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $28,891,524 $165,516,918 $(173,557,305) $— $— $20,851,137 20,851,137 $866,247
Total Affiliated Securities ... $28,891,524 $165,516,918 $(173,557,305) $— $— $20,851,137 $866,247
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$1,449,537,141 and $1,466,857,113, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $25,609,171 $13,632,666
Long term capital gain ...................................................... 3,659,846 —
$29,269,017 —
Cost of investments .......................................................................... $576,305,959
Unrealized appreciation ........................................................................ $160,399,742
Unrealized depreciation ........................................................................ (83,828,768)
Net unrealized appreciation (depreciation) .......................................................... $76,570,974
Distributable earnings:
Undistributed ordinary income ................................................................... $15,412,702

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
8. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Consolidated Statement of Assets and
Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Conservative Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 1,013,002
a
Variation margin on futures
contracts
$ 107,115
a
Variation margin on centrally
cleared swap contracts
367,350
a
Variation margin on centrally
cleared swap contracts
561,835
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
83,632 Unrealized depreciation on OTC
forward exchange contracts
51,460
Credit contracts ............
Variation margin on centrally
cleared swap contracts
148,615
a
Variation margin on centrally
cleared swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
130,051
a
Variation margin on futures
contracts
1,147,121
a
Unrealized appreciation on OTC
swap contracts
228,388 Unrealized depreciation on OTC
swap contracts
71,067
Commodity contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
46,039
a
Total .................... $1,971,038 $1,984,637
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Conservative Fund
(continued)
For the year ended September 30, 2025, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(e) regarding derivative financial instruments.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Dynamic Asset Allocation Conservative Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(5,864,174) Futures contracts $1,018,635
Swap contracts (953,461) Swap contracts 16,042
Foreign exchange contracts .....
Forward exchange contracts (146,339) Forward exchange contracts 10,445
Credit contracts ...............
Swap contracts 599,137 Swap contracts 149,658
Equity contracts ..............
Investments (900,236)
a
Investments —
a
Written options 306,904 Written options (253,359)
Futures contracts (19,986,457) Futures contracts 2,067,414
Swap contracts 620,632 Swap contracts 174,725
Commodity contracts ..........
Futures contracts — Futures contracts (46,039)
Total ....................... $(26,323,994) $3,137,521
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Consolidated Statement of Operations.
Putnam Dynamic
Asset Allocation
Conservative Fund
Futures contracts .......................................................................... $ 322,279,242
Swap contracts ............................................................................ 212,883,003
Forwards exchange contracts ................................................................. 20,097,276
Options .................................................................................. 17,242,990
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the reporting period, the Fund did not use the
Global Credit Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,095,922 $ 2,102,702 $ — $ 9,198,624
Air Freight & Logistics ................... 1,292,539 — — 1,292,539
Automobile Components ................. 373,801 272,868 — 646,669

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Automobiles .......................... $ 7,934,410 $ 274,371 $ — $ 8,208,781
Banks ............................... 10,766,795 8,208,365 — 18,975,160
Beverages ........................... 2,602,700 248,428 — 2,851,128
Biotechnology ......................... 7,062,190 176,181 — 7,238,371
Broadline Retail ....................... 11,291,436 1,102,551 — 12,393,987
Building Products ...................... 2,114,671 818,813 — 2,933,484
Capital Markets ........................ 10,046,181 3,065,141 — 13,111,322
Chemicals ........................... 5,309,412 1,285,953 — 6,595,365
Commercial Services & Supplies ........... 1,475,010 184,479 — 1,659,489
Communications Equipment .............. 3,534,415 180,975 — 3,715,390
Construction & Engineering ............... 358,034 905,206 — 1,263,240
Construction Materials .................. 1,698,622 1,239,020 — 2,937,642
Consumer Finance ..................... 2,776,660 — — 2,776,660
Consumer Staples Distribution & Retail ...... 4,777,909 809,280 — 5,587,189
Containers & Packaging ................. 590,437 — — 590,437
Distributors ........................... 10,934 — — 10,934
Diversified Consumer Services ............ 530,901 — — 530,901
Diversified REITs ...................... 171,071 — — 171,071
Diversified Telecommunication Services ..... 1,062,006 350,909 — 1,412,915
Electric Utilities ........................ 5,396,491 1,869,144 — 7,265,635
Electrical Equipment .................... 3,662,646 2,161,056 — 5,823,702
Electronic Equipment, Instruments &
Components ........................ 724,705 — — 724,705
Energy Equipment & Services ............. 1,021,312 — — 1,021,312
Entertainment ......................... 6,448,977 1,035,508 — 7,484,485
Financial Services ...................... 10,041,267 620,873 — 10,662,140
Food Products ........................ 847,625 930,173 — 1,777,798
Gas Utilities .......................... 233,018 174,237 — 407,255
Ground Transportation .................. 3,155,233 — — 3,155,233
Health Care Equipment & Supplies ......... 3,976,790 1,507,529 — 5,484,319
Health Care Providers & Services .......... 3,633,130 159,365 — 3,792,495
Health Care REITs ..................... 276,818 — — 276,818
Health Care Technology ................. 1,547,902 — — 1,547,902
Hotel & Resort REITs ................... 81,383 — — 81,383
Hotels, Restaurants & Leisure ............. 4,660,834 1,483,993 — 6,144,827
Household Durables .................... 1,806,356 589,307 — 2,395,663
Household Products .................... 3,308,839 210,216 — 3,519,055
Independent Power and Renewable Electricity
Producers .......................... 132,638 78,683 — 211,321
Industrial Conglomerates ................ 1,031,260 846,053 — 1,877,313
Industrial REITs ....................... 607,414 — — 607,414
Insurance ............................ 5,589,875 2,883,658 — 8,473,533
Interactive Media & Services .............. 18,447,041 845,438 — 19,292,479
IT Services ........................... 1,916,319 179,009 — 2,095,328
Leisure Products ....................... 209,118 156,376 — 365,494
Life Sciences Tools & Services ............ 1,261,077 495,461 — 1,756,538
Machinery ............................ 3,163,410 820,617 — 3,984,027
Marine Transportation ................... 224,072 — — 224,072
Media ............................... 1,017,219 80,338 — 1,097,557
Metals & Mining ....................... 1,211,868 2,053,082 — 3,264,950
Mortgage Real Estate Investment Trusts
(REITs) ............................ 176,089 — — 176,089
Multi-Utilities .......................... 547,988 702,962 — 1,250,950
Office REITs .......................... 597,261 — — 597,261
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 5,929,002 $ 3,292,819 $ — $ 9,221,821
Paper & Forest Products ................. 162,604 — — 162,604
Passenger Airlines ..................... 1,570,534 719,769 — 2,290,303
Personal Care Products ................. — 697,068 — 697,068
Pharmaceuticals ....................... 9,010,586 5,597,448 — 14,608,034
Professional Services ................... 2,593,067 452,915 — 3,045,982
Real Estate Management & Development .... 1,445,693 — — 1,445,693
Residential REITs ...................... 820,802 — — 820,802
Retail REITs .......................... 1,607,850 — — 1,607,850
Semiconductors & Semiconductor Equipment . 32,549,835 2,929,349 — 35,479,184
Software ............................. 30,033,501 575,080 — 30,608,581
Specialized REITs ...................... 1,653,132 — — 1,653,132
Specialty Retail ........................ 3,169,204 607,704 — 3,776,908
Technology Hardware, Storage & Peripherals . 18,479,492 — — 18,479,492
Textiles, Apparel & Luxury Goods .......... 379,459 791,951 — 1,171,410
Tobacco ............................. 2,995,458 972,810 — 3,968,268
Trading Companies & Distributors .......... 1,038,004 784,820 — 1,822,824
Transportation Infrastructure .............. — 198,893 — 198,893
Water Utilities ......................... 37,683 — — 37,683
Wireless Telecommunication Services ....... 996,060 722,608 — 1,718,668
Convertible Preferred Stocks ................ 209,100 — — 209,100
Preferred Stocks ......................... — 518,891 — 518,891
Rights ................................. — — 2,485 2,485
Convertible Bonds ....................... — 235,774 — 235,774
Corporate Bonds ........................ — 117,455,086 — 117,455,086
Senior Floating Rate Interests ............... — 3,213,951 4,319 3,218,270
Foreign Government and Agency Securities .... — 6,118,335 — 6,118,335
U.S. Government and Agency Securities ....... — 9,663 — 9,663
Asset-Backed Securities ................... — 12,530,661 — 12,530,661
Commercial Mortgage-Backed Securities ...... — 7,851,998 — 7,851,998
Mortgage-Backed Securities ................ — 98,397,659 — 98,397,659
Residential Mortgage-Backed Securities ....... — 11,543,218 — 11,543,218
Agency Commercial Mortgage-Backed Securities — 7,851,899 — 7,851,899
Short Term Investments ................... 22,838,810 24,351,625 — 47,190,435
Total Investments in Securities ........... $307,351,907 $349,530,314
a
$6,804 $656,889,025
Other Financial Instruments:
Forward Exchange Contracts ............... $— $83,632 $— $83,632
Futures Contracts ....................... 1,143,053 — — 1,143,053
Swap Contracts ......................... — 744,353 — 744,353
Total Other Financial Instruments ......... $1,143,053 $827,985 $— $1,971,038
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 5,772,573 $ — $ 5,772,573
Forward Exchange Contracts ............... — 51,460 — 51,460
Futures Contracts ........................ 1,300,275 — — 1,300,275
Swap Contracts ......................... — 632,902 — 632,902
Total Other Financial Instruments ......... $1,300,275 $6,456,935 $— $7,757,210
a
Includes foreign securities valued at $59,970,445, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the Consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Currency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FREMF
Freddie Mac Multifamily Securities
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
ICE
Intercontinental Exchange
IO
Interest Only
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%

Putnam Asset Allocation Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Dynamic Asset Allocation
Conservative Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Putnam Dynamic Asset Allocation Conservative Fund and its subsidiary (one of the funds constituting Putnam
Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2025, the related consolidated statement of operations for the year ended September 30, 2025, the consolidated statement of changes in net assets for the year ended
September 30, 2025, the statement of changes in net assets for the year ended September 30, 2024, including the related notes, the consolidated financial highlights for the year ended September 30, 2025, and the financial highlights for each of the four years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Asset Allocation Funds
Tax Information (unaudited)

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Putnam Dynamic Asset Allocation Conservative Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $4,017,662
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,524,592
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,221,485
Qualified Net Interest Income (QII) §871(k)(1)(C) $7,613,034
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $8,120,778
Section 163(j) Interest Earned §163(j) $10,109,434

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Putnam Dynamic Asset Allocation Conservative Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”), and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Asset Allocation Funds

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’

Putnam Asset Allocation Funds

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Annual Report
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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Annual Report
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Conservative Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the one-year period ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group.
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 297, 281 and 267 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
1st 1st 2nd

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The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38957-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025